ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments -- September 30, 1999 (Unaudited)

                                    SHARES
                                      OR
MOODY'S/S&P                        PRINCIPAL       MARKET
 RATINGS #                          AMOUNT          VALUE
-----------                        ---------       ------
             CORPORATE OBLIGATIONS -- 89.2%
             BEVERAGES -- 1.7%
B1/B+        Canandaigua Brands,
               Inc., 8.50%,
               3/1/2009..........  $132,000      $   122,760
                                                 -----------
             CABLE -- 2.9%
B1/B+        Adelphia
               Communications,
               9.88%, 3/1/2007...   200,000          203,500
                                                 -----------
             CHEMICALS -- 2.9%
B1/B         NL Industries,
               11.75%,
               10/15/2003........   200,000          207,500
                                                 -----------
             CONSUMER GOODS & SERVICES -- 2.7%
Ba3/B+       Finlay Fine Jewelry
               Corp., 8.38%,
               5/1/2008..........   200,000          187,500
                                                 -----------
             ENTERTAINMENT -- 5.1%
Ba2/Bb+      Park Place
               Entertainment,
               7.875%,
               12/15/2005........   105,000           99,225
B2/B         President Casinos,
               Inc., 13.00%,
               9/15/2001.........   220,000          198,000
B3/B         Regal Cinemas, Inc.,
               9.50%, 6/1/2008,
               Callable 6/1/2003
               @ 104.75..........    95,000           64,600
                                                 -----------
                                                     361,825
                                                 -----------
             FINANCIAL SERVICES -- 2.7%
B2/B         Polymer Group, Inc.,
               9.00%, 7/1/2007...   200,000          190,000
                                                 -----------

                                    SHARES
                                      OR
MOODY'S/S&P                        PRINCIPAL       MARKET
 RATINGS #                          AMOUNT          VALUE
-----------                        ---------       ------
             FOOD PRODUCTS (7.6%)
B1/B+        Chiquita Brands,
               9.63%,
               1/15/2004.........  $250,000      $   219,375
B3/B+        Fleming Co., 10.68%,
               7/31/2007,
               Callable 7/31/2002
               @ 105.31..........   200,000          185,000
B3/B         Packaged Ice, Inc.,
               9.75%, 2/1/2005,
               Callable 2/1/2002
               @ 104.875.........   148,000          133,940
                                                 -----------
                                                     538,315
                                                 -----------
             FOREST PRODUCTS & PAPERS -- 1.9%
B1/B+        Doman Industries
               Ltd., 8.75%,
               3/15/2004.........   186,000          133,920
                                                 -----------
             GAMING -- 2.8%
B2/B         Hollywood Park,
               Inc., 9.50%,
               8/1/2007..........   200,000          195,000
                                                 -----------
             GENERAL INDUSTRIES & MANUFACTURING -- 7.6%
B3/B-        International Wire
               Group, 11.75%,
               6/1/2005..........   250,000          256,875
B1/B+        Nortek, Inc., 9.13%,
               9/1/2007, Callable
               9/1/2002 @
               104.56............   290,000          278,400
                                                 -----------
                                                     535,275
                                                 -----------
             HEALTH CARE -- 2.4%
B1/B+        NBTY, Inc., 8.63%,
               9/15/2007,
               Callable 9/15/2002
               @ 104.313.........   200,000          167,000
                                                 -----------
             MANUFACTURING - CONSUMER GOODS -- 2.9%
B2/B         Applied Extrusion
               Tech., 11.50%,
               4/1/2002..........   200,000          205,500
                                                 -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                    SHARES
                                      OR
MOODY'S/S&P                        PRINCIPAL       MARKET
 RATINGS #                          AMOUNT          VALUE
-----------                        ---------       ------
             CORPORATE OBLIGATIONS (CONTINUED)
             MEDIA - CABLE -- 6.4%
B1/B         Helicon Group, Inc.,
               11.00%,
               11/1/2003.........  $250,000      $   257,813
B2/B         Intermedia Capital
               Partners, 11.25%,
               8/1/2006..........   174,000          194,880
                                                 -----------
                                                     452,693
                                                 -----------
             MEDIA - NON CABLE -- 8.5%
B3/B-        Allbritton
               Communications,
               9.75%,
               11/30/2007........   188,000          188,000
B3/B-        Citadel Broadcasting
               Corp., 10.25%,
               7/1/2007..........   200,000          205,000
B3/B-        Gray Communications
               Systems, 10.63%,
               10/1/2006,
               Callable 10/1/2001
               @ 105.31..........   200,000          207,499
                                                 -----------
                                                     600,499
                                                 -----------
             OIL & GAS -- 5.7%
B1/BB-       Cliffs Drilling Co.,
               10.25%,
               5/15/2003.........   200,000          199,000
B2/B-        Plains Resources,
               Inc., 10.25%,
               3/15/2006.........   200,000          202,000
                                                 -----------
                                                     401,000
                                                 -----------
             RETAIL -- 2.7%
B3/B-        Tropical Sportswear
               Int'l, 11.00%,
               6/15/2008.........   200,000          189,000
                                                 -----------
             SOFTWARE -- 1.7%
B3/B-        Psinet, Inc.,
               10.00%, 2/15/05...   126,000          120,488
                                                 -----------
             STEEL/IRON -- 2.7%
B2/B         Weirton Steel Corp.,
               11.38%, 7/1/2004,
               Callable 7/1/2002
               @ 105.69..........   200,000          192,000
                                                 -----------

                                    SHARES
                                      OR
MOODY'S/S&P                        PRINCIPAL       MARKET
 RATINGS #                          AMOUNT          VALUE
-----------                        ---------       ------
             TELECOMMUNICATIONS -- 6.4%
B2/B         Paging Network,
               10.00%,
               10/15/2008,
               Callable
               10/15/2001 @ 105..  $200,000      $    56,000
B3/B-        Rural Cellular
               Corp., 9.63%,
               5/15/2008,
               Callable 5/15/2003
               @ 104.813.........   200,000          205,000
B3/B-        USA Mobile
               Communication,
               9.50%, 2/1/2004...   250,000          187,500
                                                 -----------
                                                     448,500
                                                 -----------
             TEXTILES -- 7.3%
B3/B+        Delta Mills, Inc.,
               9.63%, 9/1/2007...   200,000          156,000
B3/B         Hartmarx Corp.,
               10.88%,
               1/15/2002.........   250,000          253,125
B2/B+        Pillowtex Corp.,
               10.00%,
               11/15/2006........   151,000          103,435
                                                 -----------
                                                     512,560
                                                 -----------
             TRANSPORTATION -- 4.6%
Ba3/BBB      Greyhound Lines,
               11.50%,
               4/15/2007.........   290,000          326,513
                                                 -----------
             TOTAL CORPORATE
               OBLIGATIONS (COST
               $6,772,192).......                  6,291,348
                                                 -----------
             PREFERRED STOCKS -- 2.8%
             PUBLISHING & PRINTING -- 2.8%
             Primedia Corp.......     2,000          197,000
                                                 -----------
             TOTAL PREFERRED
               STOCKS (COST
               $208,000).........                    197,000
                                                 -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INCOME FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                    SHARES
                                      OR
MOODY'S/S&P                        PRINCIPAL       MARKET
 RATINGS #                          AMOUNT          VALUE
-----------                        ---------       ------
             SHORT-TERM INVESTMENTS -- 6.4%
             CASH SWEEP ACCOUNT -- 6.4%
             Union Bank of
               California........  $448,919      $   448,919
                                                 -----------
             TOTAL SHORT-TERM
               INVESTMENTS
               (COST $448,919)...                    448,919
                                                 -----------
             TOTAL INVESTMENTS
               (COST $7,429,112)
               (a) -- 98.4%......                  6,937,267
             OTHER ASSETS
               IN EXCESS OF
               LIABILITIES --
               1.6%..............                    115,537
                                                 -----------
             TOTAL NET ASSETS --
               100.0%............                $ 7,052,804
                                                 ===========
(a) Represents cost for federal income tax and financial
    reporting purposes and differs from value by net
    unrealized depreciation of securities as follows:
   Unrealized appreciation..................     $    45,209
   Unrealized depreciation..................        (537,054)
                                                 -----------
   Net unrealized depreciation..............     $  (491,845)
                                                 ===========

# See page 18 for Credit Ratings.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND*
Portfolio of Investments -- September 30, 1999 (Unaudited)

                                                   MARKET
 SHARES                                COST        VALUE
 ------                             ----------   ----------
           COMMON STOCKS -- 98.2%
           APPLIANCES & HOUSEHOLD PRODUCTS -- 1.9%
   10,000  Sharp Corp.............. $  126,614   $  160,238
                                    ----------   ----------
           AUTOMOTIVE -- 2.7%
    3,500  Gkn PLC.................     59,182       55,768
   58,000  Shinmaywa Industries....    158,978      168,334
                                    ----------   ----------
                                       218,160      224,102
                                    ----------   ----------
           BANKING -- 4.9%
    1,500  Abbey National PLC......     29,427       26,630
   11,816  Allied Irish Banks
             PLC...................     56,263      142,702
   10,000  Banco Frances Del Rio de
             La Plata SA, ADR......    185,013      198,750
    1,500  Barclays PLC, ORD.......     44,705       44,022
                                    ----------   ----------
                                       315,408      412,104
                                    ----------   ----------
           BEVERAGES -- 2.6%
    7,000  Fomento Economico,
             ADR...................    183,245      219,188
                                    ----------   ----------
           BROADCASTING & PUBLISHING -- 1.6%
   12,993  NLG Elsevier, ORD.......    210,220      133,531
                                    ----------   ----------
           BUILDING MATERIALS -- 3.3%
    2,504  Lafarge.................    261,153      276,807
                                    ----------   ----------
           BUSINESS EQUIPMENT & SERVICES -- 2.1%
    2,502  Vivendi.................    206,632      175,731
                                    ----------   ----------
           CHEMICALS -- 0.5%
    3,400  Imperial Chemical
             Industries PLC 100p...     38,726       37,712
                                    ----------   ----------
           COMPUTER EQUIPMENT -- 2.0%
    5,700  Taiwan Semiconductor,
             ADR (b)...............    166,158      168,150
                                    ----------   ----------
           ELECTRICAL & ELECTRONICS -- 2.0%
   18,000  Elektrim Spolka Alcyjna
             SA....................    204,584      166,935
                                    ----------   ----------

                                                   MARKET
 SHARES                                COST        VALUE
 ------                             ----------   ----------
           ENERGY -- 2.7%
    3,400  British Petroleum Co.
             PLC (b)............... $   49,821   $   62,098
   25,000  Companhia Paranaense De
             Energia-Copel, ADR....    256,533      164,063
                                    ----------   ----------
                                       306,354      226,161
                                    ----------   ----------
           ENGINEERING -- 5.1%
    1,583  Mannesmann AG...........    164,692      252,882
    8,000  Nippon Comsys Co........     99,772      167,940
                                    ----------   ----------
                                       264,464      420,822
                                    ----------   ----------
           FINANCIAL SERVICES -- 2.9%
    5,000  Lloyds TSB Group PLC....     71,695       62,376
    1,100  Takefuji Corp...........    170,340      183,184
                                    ----------   ----------
                                       242,035      245,560
                                    ----------   ----------
           FOOD PRODUCTS -- 2.4%
   10,000  Companhia Brasileira De
             Distribuicao Grupo....    190,182      200,576
                                    ----------   ----------
           HEALTH & PERSONAL CARE -- 2.3%
    4,000  Yamanouchi
             Pharmaceutical Co.
             Ltd...................    158,111      187,476
                                    ----------   ----------
           INSURANCE -- 9.2%
      762  Aegon N.V...............     68,560       65,571
      262  Allianz AG Holdings.....     64,757       75,505
    1,618  AXA Co..................     84,600      204,711
      549  Marschollek
             Lautenshlaeger........     65,073       95,186
   18,500  Norwich Union PLC.......    126,605      133,829
      324  Zurich Allied AG........    213,893      180,723
                                    ----------   ----------
                                       623,488      755,525
                                    ----------   ----------
           MACHINE-DIVERSIFIED -- 0.2%
    5,000  Fki.....................     18,039       15,666
                                    ----------   ----------
           MACHINERY & EQUIPMENT -- 2.3%
    4,000  Fuji Machine Mfg........    184,241      191,609
                                    ----------   ----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                   MARKET
 SHARES                                COST        VALUE
 ------                             ----------   ----------
           COMMON STOCKS (CONTINUED)
           MEDIA -- 1.3%
    4,000  Sogecable (b)........... $   97,854   $  109,183
                                    ----------   ----------
           MERCHANDISING -- 0.9%
      379  Pinault Printemps
             Redo..................     59,367       71,846
                                    ----------   ----------
           METALS -- DIVERSIFIED -- 2.9%
   20,000  Tubos De Acero De Mex...    238,798      245,000
                                    ----------   ----------
           MINING -- 3.4%
    3,000  Sar Anglogold...........    162,488      189,005
   18,000  Wmc Ltd.................     83,281       91,629
                                    ----------   ----------
                                       245,769      280,634
                                    ----------   ----------
           MISC. MATERIALS & COMMODITIES -- 3.0%
    1,362  Cie De St. Gobain
             (Compagniede).........    239,514      253,840
                                    ----------   ----------
           OFFICE/BUSINESS EQUIPMENT -- 2.2%
    6,000  Fujitsu Ltd.............    105,604      187,101
                                    ----------   ----------
           OIL & GAS TRANSMISSION -- 1.0%
    4,000  Magyar Olaj-Es Gazipari
             Reszvenytar, GDR......     65,000       84,000
                                    ----------   ----------
           OIL/GAS -- 3.8%
   17,800  Petroleo Brasileiro SA,
             ADR...................    243,901      274,421
    5,500  Shell Transport &
             Trading Co............     47,132       41,123
                                    ----------   ----------
                                       291,033      315,544
                                    ----------   ----------
           PHARMACEUTICALS -- 3.3%
    2,520  Gedeon Richter, GDR.....    113,605      101,556
       85  Novartis AG.............     92,051      126,091
    4,000  SmithKline Beecham
             PLC...................     46,885       46,476
                                    ----------   ----------
                                       252,541      274,123
                                    ----------   ----------
           PUBLISHING & PRINTING -- 3.3%
    3,500  Pearson PLC.............     78,227       75,107
    5,650  VNU-Verenigde
             Nederlandse
             Uitgeversbedrijven....     71,300      196,160
                                    ----------   ----------
                                       149,527      271,267
                                    ----------   ----------

                                                   MARKET
 SHARES                                COST        VALUE
 ------                             ----------   ----------
           REAL ESTATE -- 3.1%
   15,000  Cheung Kong Holdings
             Ltd................... $  137,247   $  125,039
   27,000  City Development Ltd....     54,788      137,345
                                    ----------   ----------
                                       192,035      262,384
                                    ----------   ----------
           RESTAURANTS -- 0.8%
    5,000  Whitbread PLC...........     88,472       63,035
                                    ----------   ----------
           STEEL/IRON -- 1.5%
    4,000  Pohang Iron & Steel.....    131,000      125,250
                                    ----------   ----------
           TELECOMMUNICATION EQUIPMENT -- 3.7%
    2,000  Matsushita
             Communications........    137,633      222,604
    5,800  SPT Telekom A.S.........     71,794       88,227
                                    ----------   ----------
                                       209,427      310,831
                                    ----------   ----------
           TELECOMMUNICATION SERVICES -- 4.7%
   36,000  China Telecom Ltd.
             (b)...................     55,327      111,000
    4,500  Hellenic
             Telecommunication
             Organization SA.......    105,829      105,021
        9  NTT Mobile
             Communications........    138,831      177,520
                                    ----------   ----------
                                       299,987      393,541
                                    ----------   ----------
           TELECOMMUNICATIONS -- 8.6%
    2,500  British
             Telecommunications
             PLC...................     37,807       37,858
    6,800  Telecom Argentina,
             ADR...................    230,682      181,475
   20,500  Telecom Corp. of New
             Zealand Ltd...........     76,401       80,775
   44,426  Telecom Italia Mobile
             SpA...................    172,031      276,310
   10,646  Telecom Italia SpA......    100,127       92,517
    2,000  Vodafone Group, ORD.....     37,792       47,365
                                    ----------   ----------
                                       654,840      716,300
                                    ----------   ----------
           TOTAL COMMON STOCKS.....  7,238,582    8,181,772
                                    ----------   ----------
           PREFERRED STOCKS -- 2.2%
           ELECTRIC UTILITY -- 2.2%
   12,000  Cemig SA................    265,368      181,315
                                    ----------   ----------
           TOTAL PREFERRED
             STOCKS................    265,368      181,315
                                    ----------   ----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC INTERNATIONAL EQUITY FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                   MARKET
 SHARES                                COST        VALUE
 ------                             ----------   ----------
           PREFERRED STOCKS (CONTINUED)
           SHORT TERM INVESTMENTS -- 0.5%
           CASH SWEEP ACCOUNT -- 0.5%
   43,142  Union Bank of
             California............ $   43,142   $   43,142
                                    ----------   ----------
           TOTAL SHORT TERM
             INVESTMENTS...........     43,142       43,142
                                    ----------   ----------
           TOTAL INVESTMENTS --
             100.9%................ $7,547,092    8,406,229
                                    ==========
           OTHER ASSETS AND
             LIABILITIES
             (NET) -- (0.9)%.......                 (76,100)
                                                 ----------
           NET ASSETS -- 100.0%....              $8,330,129
                                                 ==========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation........  $ 1,359,265
Unrealized depreciation........     (500,128)
                                 -----------
Net unrealized appreciation....  $   859,137
                                 ===========

(b) Non-income producing security.

* See page 18 for Concentration by Country.

ADR -- American Depository Receipts.

GDR -- Global Depository Receipts/Shares.

ORD -- Ordinary.

PLC -- Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments -- September 30, 1999 (Unaudited)

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            COMMON STOCKS -- 97.5%
            AEROSPACE -- 1.5%
   110,000  Armor Holdings,
              Inc. Delaware
              (b).............  $  1,267,850   $  1,196,250
                                ------------   ------------
            AUTO-RELATED -- 6.9%
   100,000  Copart, Inc.
              (b).............     1,428,400      1,843,750
   110,700  Sonic Automotive,
              Inc. (b)........     1,209,137      1,439,100
   132,000  Wynn's
              International,
              Inc.............     1,690,179      2,103,749
                                ------------   ------------
                                   4,327,716      5,386,599
                                ------------   ------------
            BUILDING MATERIALS -- 4.7%
   175,200  Dal-Tile
              International,
              Inc. (b)........     2,080,191      1,390,650
    86,000  NCI Building
              Systems, Inc.
              (b).............     1,992,440      1,424,375
    58,800  U.S. Aggregates,
              Inc. (b)........       877,081        819,525
                                ------------   ------------
                                   4,949,712      3,634,550
                                ------------   ------------
            COMMERCIAL SERVICES -- 7.7%
   150,000  Group Maintenance
              America Corp.
              (b).............     2,099,999      1,874,999
    92,000  Regis Corp. (c)...     1,448,438      1,771,000
    43,600  Rent Way, Inc.
              (b).............       962,428        828,400
   100,000  Wackenhut Corp.,
              Class B.........     2,216,682      1,500,000
                                ------------   ------------
                                   6,727,547      5,974,399
                                ------------   ------------
            COMPUTER EQUIPMENT -- 1.2%
    27,500  Cybex Computer
              Products Corp.
              (b).............       787,031        917,813
                                ------------   ------------
            COMPUTERS -- 2.2%
    37,200  Zebra Technologies
              Corp. (b).......     1,037,882      1,691,438
                                ------------   ------------

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            CONSTRUCTION -- 2.5%
    55,600  Benchmark
              Electronics,
              Inc. (b) (c)....  $    830,794   $  1,963,375
                                ------------   ------------
            COSMETICS/PERSONAL CARE -- 1.6%
    55,900  Chattem, Inc.
              (b).............     1,952,483      1,233,294
                                ------------   ------------
            ELECTRICAL & ELECTRONICS -- 4.4%
    64,200  Electro Scientific
              Industries, Inc.
              (b).............     1,739,925      3,420,656
                                ------------   ------------
            ELECTRONIC COMPONENTS/INSTRUMENTS -- 10.8%
    58,700  Artesyn
              Technologies,
              Inc. (b)........     1,408,941      1,113,466
   100,000  Kulicke & Soffa
              Industries, Inc.
              (b).............     1,661,087      2,431,249
   125,300  PCD, Inc. (b).....     2,341,737        986,738
    25,000  Photronics, Inc.
              (b) (c).........       571,395        560,938
    43,700  Plexus Corp.
              (b).............       977,371      1,338,312
    76,500  Power-One, Inc.
              (b) (c).........       742,375      1,950,749
                                ------------   ------------
                                   7,702,906      8,381,452
                                ------------   ------------
            ELECTRONICS -- 4.5%
   149,000  ADE Corp. (b)
              (c).............     3,127,311      2,086,000
   192,100  FEI Co. (b) (c)...     1,998,441      1,452,756
                                ------------   ------------
                                   5,125,752      3,538,756
                                ------------   ------------
            ENTERTAINMENT -- 2.2%
    40,000  Speedway
              Motorsports,
              Inc. (b) (c)....       900,761      1,732,500
                                ------------   ------------
            ENVIRONMENTAL -- 2.7%
   119,800  Newpark Resources,
              Inc. (b)........     1,392,486        928,450
   100,000  Safety Kleen Corp.
              (b).............     1,475,684      1,206,250
                                ------------   ------------
                                   2,868,170      2,134,700
                                ------------   ------------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            COMMON STOCKS (CONTINUED)
            FOOD -- WHOLESALE -- 1.1%
   100,000  United Natural
              Foods, Inc. (b)
              (c).............  $  2,118,750   $    878,125
                                ------------   ------------
            FOOD SERVING -- 1.9%
   105,666  Worthington Foods,
              Inc.............     1,736,945      1,518,949
                                ------------   ------------
            HEALTH & PERSONAL CARE -- 1.3%
   120,000  Natrol, Inc. (b)
              (c).............     1,690,000        975,000
                                ------------   ------------
            HEALTH CARE -- 1.4%
    60,000  United Payors &
              United
              Providers, Inc.
              (b).............     1,183,500      1,057,500
                                ------------   ------------
            INVESTMENT COMPANY -- 2.3%
    80,000  Allied Capital
              Corp............     1,774,219      1,795,000
                                ------------   ------------
            MACHINE - DIVERSIFIED -- 1.5%
   167,600  CMI Corp., Class
              A...............     1,241,681      1,173,200
                                ------------   ------------
            MANUFACTURING -- 5.3%
   103,100  Asyst
              Technologies,
              Inc. (b)........     1,646,066      3,402,300
    27,300  Veeco Instruments,
              Inc. (b)........       913,955        764,400
                                ------------   ------------
                                   2,560,021      4,166,700
                                ------------   ------------
            MANUFACTURING -- CAPITAL GOODS -- 1.6%
    52,650  Astec Industries,
              Inc. (b)........       886,850      1,270,181
                                ------------   ------------
            MEDICAL SUPPLIES -- 3.6%
   130,000  Endosonics Corp.
              (b).............       889,375      1,105,000
   100,000  Res-Care, Inc. (b)
              (c).............     1,001,264      1,700,000
                                ------------   ------------
                                   1,890,639      2,805,000
                                ------------   ------------
            METALS -- DIVERSIFIED -- 2.1%
    65,000  Quanex Corp.
              (c).............     1,908,843      1,665,625
                                ------------   ------------

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            NUTRITION & VITAMIN PRODUCTS -- 1.7%
   150,000  Twinlab Corp.
              (b).............  $  1,956,757   $  1,331,250
                                ------------   ------------
            OIL/GAS EQUIPMENT -- 1.9%
    90,000  National-Oilwell,
              Inc. (b)........     1,782,330      1,479,375
                                ------------   ------------
            OIL/GAS SERVICES -- 1.8%
    71,500  Veritas DGC, Inc.
              (b).............     1,386,038      1,376,375
                                ------------   ------------
            PHARMACEUTICALS -- 4.5%
   123,000  Dura
              Pharmaceuticals,
              Inc. (b) (c)....     1,293,448      1,714,313
    62,000  Medicis
              Pharmaceutical
              Corp., Class A
              (b).............     1,599,264      1,767,000
                                ------------   ------------
                                   2,892,712      3,481,313
                                ------------   ------------
            PIPELINES -- 1.1%
   109,000  Global Industries
              Ltd. (b)........     1,224,242        885,625
                                ------------   ------------
            REAL ESTATE -- 2.6%
   121,800  Intrawest Corp....     2,120,714      2,017,313
                                ------------   ------------
            RESTAURANTS -- 3.0%
    64,500  Cec Entertainment
              (b).............     1,609,592      2,313,938
                                ------------   ------------
            RETAIL -- 1.6%
    37,200  Whole Foods
              Market, Inc. (b)
              (c).............     1,195,050      1,217,138
                                ------------   ------------
            RETAIL -- SPECIALTY LINE -- 1.3%
    85,000  Rexall Sundown,
              Inc. (b) (c)....     1,308,895      1,046,563
                                ------------   ------------
            TECHNOLOGY -- 1.9%
   110,000  Datastream
              Systems, Inc.
              (b).............     1,353,813      1,443,750
                                ------------   ------------
            TELECOMMUNICATIONS -- 1.1%
    28,800  MasTec, Inc.
              (b).............       933,768        847,800
                                ------------   ------------
            TOTAL COMMON
              STOCKS..........    74,973,888     75,951,502

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            SHORT TERM INVESTMENTS -- 3.0%
            CASH SWEEP ACCOUNT -- 3.0%
 2,374,709  Union Bank of
              California......  $  2,374,709   $  2,374,709
                                ------------   ------------
            TOTAL SHORT TERM
              INVESTMENTS.....     2,374,709      2,374,709
                                ------------   ------------
            SHORT TERM SECURITIES PURCHASED WITH CASH
              COLLATERAL -- 17.2%
            FLOATING RATE NOTES -- 9%
 2,500,000  Amex Centurion,
              5.45%,
              4/24/00.........     2,500,000      2,500,000
 2,000,000  Bear Stearns Co.
              Inc, 5.98%,
              1/7/00..........     2,000,000      2,000,000
 2,500,000  Merrill Lynch &
              Co., 6.02%,
              2/28/00.........     2,500,000      2,500,000
                                ------------   ------------
                                   7,000,000      7,000,000
                                ------------   ------------

                                                  MARKET
  SHARES                            COST          VALUE
  ------                            ----          ------
            REPURCHASE AGREEMENT -- 8.2%
 6,421,600  Lehman Brothers
              Triparty
              Agreement,
              5.83%, 10/1/99
              (See Significant
              Accounting
              Policies,
              Securities
              Lending in the
              Notes to
              Financial
              Statements for
              Collateral
              description.....  $  6,421,600   $  6,421,600
                                ------------   ------------
            TOTAL SHORT TERM
              SECURITIES
              PURCHASED WITH
              CASH
              COLLATERAL......    13,421,600     13,421,600
                                ------------   ------------
            TOTAL
              INVESTMENTS --
              117.7%..........  $ 90,770,197     91,747,811
                                ============
            OTHER ASSETS AND LIABILITIES
              (NET) -- (17.7)%..............    (13,844,947)
                                               ------------
            NET ASSETS -- 100.0%............   $ 77,902,864
                                               ============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation........  $12,629,992
Unrealized depreciation........  (11,652,378)
                                 -----------
Net unrealized appreciation....  $   977,614
                                 ===========

(b) Non-income producing security.

(c) All or a portion of this security has been loaned at September 30, 1999.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND*
Portfolio of Investments -- September 30, 1999 (Unaudited)

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             COMMON STOCKS -- 97.1%
             ADVERTISING -- 0.6%
     2,390   Interpublic Group
               Cos., Inc.........  $    89,398   $    98,289
                                   -----------   -----------
             AEROSPACE/DEFENSE -- 2.4%
     6,200   Boeing Co. (c)......      213,653       264,275
     2,700   Raytheon Co., Class
               B.................      153,882       133,988
                                   -----------   -----------
                                       367,535       398,263
                                   -----------   -----------
             AIRLINES -- 1.6%
     5,400   Atlantic Coast
               Airlines Holdings,
               Inc. (b)..........      123,627        95,850
     7,700   Skywest, Inc........      149,250       168,919
                                   -----------   -----------
                                       272,877       264,769
                                   -----------   -----------
             BANKING -- 8.3%
    10,000   Bostonfed Bancorp,
               Inc...............      124,350       150,000
     9,200   First Bell Bancorp,
               Inc...............       85,450       144,900
    14,600   FSF Financial
               Corp..............      187,975       171,550
    11,000   Georgia Financial,
               Inc...............      121,660       141,625
     4,654   ING Groep N.V.,
               ADR...............      224,672       254,806
    10,000   PFF Bancorp, Inc....      115,000       206,249
    10,693   State Financial
               Services Corp.....      147,713       155,717
     2,600   Wells Fargo Co......      112,931       103,025
     5,400   Westerfed Financial
               Corp..............       73,224        89,100
                                   -----------   -----------
                                     1,192,975     1,416,972
                                   -----------   -----------
             BANKING & FINANCIAL SERVICES -- 0.7%
     2,160   HSBC Holdings
               PLC-ADR...........       80,460       125,415
                                   -----------   -----------
             BUSINESS & PUBLIC SERVICES --0.6%
     4,855   Waste Management,
               Inc...............      186,517        93,459
                                   -----------   -----------
             BUSINESS EQUIPMENT & SERVICES -- 1.1%
     5,400   International
               Integration, Inc.
               (b)...............      112,612       176,850
                                   -----------   -----------

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             CAPITAL GOODS -- 0.6%
     2,300   CBS Corp. (b).......  $   117,886   $   106,375
                                   -----------   -----------
             CHEMICALS -- 0.4%
     1,900   Great Lakes Chemical
               Corp..............       84,991        72,319
                                   -----------   -----------
             COMMERCIAL SERVICES -- 2.0%
     5,000   AHL Services, Inc.
               (b)...............      132,219       130,313
     4,000   Meta Group, Inc.
               (b)...............       81,500        71,000
     3,425   Whittman-Hart, Inc.
               (b)...............       91,172       132,825
                                   -----------   -----------
                                       304,891       334,138
                                   -----------   -----------
             COMPUTER EQUIPMENT -- 3.3%
     2,170   Cisco Systems, Inc.
               (b)...............      115,584       148,781
     1,650   Emulex Corp. (b)....       55,208       141,694
     2,170   Microsoft Corp.
               (b)...............      167,632       196,520
     1,250   Triquint
               Semiconductor,
               Inc. (b)..........       79,433        71,484
                                   -----------   -----------
                                       417,857       558,479
                                   -----------   -----------
             COMPUTER SERVICES -- 0.5%
     3,000   RSA Security, Inc.
               (b)...............       64,361        79,688
                                   -----------   -----------
             COMPUTER SOFTWARE -- 4.9%
    10,300   Aspect Development,
               Inc. (b)..........      174,733       260,718
     2,700   CBT Group PLC-ADR
               (b)...............       59,526        66,488
     4,500   CSG Systems
               International,
               Inc. (b)..........      111,375       123,328
     5,700   Nvidia Corp. (c)
               (b)...............      109,056       109,725
     4,100   Open Text Corp.
               (b)...............       89,220        80,975
     6,900   TSI International
               Software Ltd.
               (b)...............      176,692       187,162
                                   -----------   -----------
                                       720,602       828,396
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             COMMON STOCKS (CONTINUED)
             CONSUMER NON-DURABLE -- 1.1%
    15,456   Archer-Daniels-
               Midland Co........  $   232,864   $   188,370
                                   -----------   -----------
             CONSUMER SERVICES -- 2.0%
     6,000   Philip Morris Cos.,
               Inc...............      223,685       205,125
     1,320   Procter & Gamble
               Co................      125,892       123,750
                                   -----------   -----------
                                       349,577       328,875
                                   -----------   -----------
             DEFENSE -- 0.5%
     5,750   Titan Corp. (b).....       83,001        82,656
                                   -----------   -----------
             DIVERSIFIED -- 1.2%
    21,000   Invensys PLC-ADR....      142,824       203,360
                                   -----------   -----------
             ELECTRIC UTILITY -- 1.1%
     1,700   AES Corp. (b).......      111,234       100,300
     9,600   Centrais Electricas
               Brasileiras,
               ADR...............       76,651        80,002
                                   -----------   -----------
                                       187,885       180,302
                                   -----------   -----------
             ELECTRICAL EQUIPMENT -- 1.9%
     1,840   General Electric
               Co................      189,055       218,155
     2,350   SCI Systems, Inc.
               (b)...............       90,082       104,428
                                   -----------   -----------
                                       279,137       322,583
                                   -----------   -----------
             ELECTRONIC COMPONENTS/INSTRUMENTS -- 5.2%
     3,800   Flextronics
               International Ltd.
               (b)...............       81,700       221,112
       700   Hitachi Ltd.........       47,817        76,388
     3,250   SDL, Inc. (b).......       48,615       248,015
     7,000   Semtech Corp. (b)...      113,973       256,374
     3,000   SLI, Inc. (b).......       73,830        63,938
                                   -----------   -----------
                                       365,935       865,827
                                   -----------   -----------
             ELECTRONICS -- 0.7%
     1,540   PE Biosystems
               Group.............       85,112       111,265
                                   -----------   -----------

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             ENERGY -- 2.9%
     1,880   Chevron Corp........  $   176,337   $   166,850
     2,240   Exxon Corp..........      184,375       170,100
     3,600   Powergen PLC-ADR....      144,216       149,850
                                   -----------   -----------
                                       504,928       486,800
                                   -----------   -----------
             ENTERTAINMENT -- 1.2%
     1,460   MediaOne Group
               (b)...............      108,493        99,736
     1,610   Time Warner, Inc....      110,683        97,808
                                   -----------   -----------
                                       219,176       197,544
                                   -----------   -----------
             FINANCE -- BROKERS -- 0.6%
     4,382   Investment
               Technology
               Group.............      134,986       100,786
                                   -----------   -----------
             FINANCIAL SERVICES -- 1.9%
     1,520   Bank Of America
               Corp..............       97,276        84,645
     2,360   Citigroup, Inc......      101,476       103,840
     5,500   Telebanc Financial
               Corp. (b).........      182,205       126,500
                                   -----------   -----------
                                       380,957       314,985
                                   -----------   -----------
             FINANCIAL-BANKING -- 0.6%
     2,587   Union Planters
               Corp..............       83,077       105,420
                                   -----------   -----------
             FOOD -- 0.8%
     3,640   Sysco Corp..........      109,646       127,628
                                   -----------   -----------
             HEALTH CARE -- 3.7%
     1,110   Allergan, Inc.......       88,491       122,100
     2,490   Bristol-Myers Squibb
               Co.                     166,200       168,074
     3,000   Columbia/HCA
               Healthcare
               Corp..............       67,868        63,563
     3,750   Jones Pharma,
               Inc...............      111,200       123,633
     3,440   Schering-Plough
               Corp..............      154,791       150,070
                                   -----------   -----------
                                       588,550       627,440
                                   -----------   -----------
             HOME FURNISHINGS -- 0.9%
     2,000   Gemstar
               International
               Group Ltd.........       62,047       156,250
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             COMMON STOCKS (CONTINUED)
             INDUSTRIAL -- 0.8%
     1,310   Tyco International
               Ltd...............  $   114,540   $   135,258
                                   -----------   -----------
             INSURANCE -- 3.7%
     1,637   American
               International
               Group.............      146,017       142,317
     2,540   Nationwide Financial
               Services..........      113,346        89,853
     3,100   Safeco Corp.........       86,231        86,800
     3,382   Southwest Securities
               Group, Inc........      152,972        91,314
     5,400   St. Paul Co.........      180,886       148,499
     1,940   Unumprovident
               Corp..............      108,878        57,109
                                   -----------   -----------
                                       788,330       615,892
                                   -----------   -----------
             LIQUOR & TOBACCO -- 1.4%
    13,300   British American
               Tobacco, ADR......      239,900       231,088
                                   -----------   -----------
             MACHINERY & EQUIPMENT -- 1.5%
     4,900   Case Corp...........      124,744       244,081
                                   -----------   -----------
             MEDICAL -- BIOTECHNOLOGY -- 0.4%
     4,800   Pharmaceutical
               Product
               Development, Inc.
               (b)...............      120,012        65,100
                                   -----------   -----------
             MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
     2,800   The Laser Center,
               Inc. (b)..........      112,986        68,950
                                   -----------   -----------
             MINING -- 0.9%
     2,572   Anglo American
               Corp..............       77,288       143,711
                                   -----------   -----------
             MULTI-INDUSTRY -- 0.8%
     2,000   Loews Corp..........      101,731       140,375
                                   -----------   -----------
             NATURAL GAS UTILITY -- 0.5%
     2,360   Williams Cos.,
               Inc...............      112,979        88,353
                                   -----------   -----------

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             OFFICE EQUIPMENT & SERVICES -- 0.6%
       930   Pitney Bowes,
               Inc...............  $    60,516   $    56,672
     1,040   Xerox Corp..........       59,011        43,615
                                       119,527       100,287
                                   -----------   -----------
             OIL & GAS UTILITY -- 0.6%
     2,560   Enron Corp..........       93,437       105,600
                                   -----------   -----------
             OIL/GAS -- 1.3%
    13,900   Petroleo Brasileiro
               SA, ADR...........      203,741       214,295
                                   -----------   -----------
             OIL/GAS EXPLORATION -- 2.7%
     1,860   Apache Corp.........       65,677        80,329
     1,450   Elf Aquitane, ADR...       53,059       132,856
     2,200   Oceaneering
               International,
               Inc. (b)..........       49,082        36,988
     3,900   Precision Drilling
               Corp. (b).........       96,759        90,431
     7,500   Pride International,
               Inc. (b)..........      103,575       106,406
                                   -----------   -----------
                                       368,152       447,010
                                   -----------   -----------
             OIL/GAS SERVICES -- 1.3%
    14,625   Patterson Energy,
               Inc. (b)..........      133,387       222,117
                                   -----------   -----------
             PHARMACEUTICALS -- 4.7%
     2,240   Cardinal Health,
               Inc...............      137,069       122,080
     6,800   Mckesson HBOC,
               Inc...............      212,908       197,199
     2,320   Merck & Co., Inc....      159,059       150,365
     4,840   Pfizer, Inc.........      167,480       173,937
     4,450   Priority Healthcare
               Corp., Class B
               (b)...............       69,346       137,394
                                   -----------   -----------
                                       745,862       780,975
                                   -----------   -----------
             PUBLISHING & PRINTING -- 0.9%
    10,500   Mail-Well Holdings,
               Inc. (b)..........      159,063       145,688
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             COMMON STOCKS (CONTINUED)
             RADIO -- 0.5%
     1,800   Westwood One, Inc.
               (b)...............  $    63,720   $    81,225
                                   -----------   -----------
             RETAIL -- 2.9%
     1,770   Home Depot, Inc.....       99,779       121,466
     5,000   Pacific Sunwear of
               California, Inc.
               (b)...............      107,922       140,156
     2,490   Wal-Mart Stores,
               Inc...............      115,156       118,431
     6,600   Wet Seal, Inc.
               (b)...............      175,566       109,313
                                   -----------   -----------
                                       498,423       489,366
                                   -----------   -----------
             RETAIL -- GENERAL MERCHANDISE -- 0.6%
     1,400   Costco Wholesale
               Corp. (b).........      105,872       100,800
                                   -----------   -----------
             TECHNOLOGY -- 4.6%
     1,720   Computer Sciences
               Corp. (b).........      105,926       120,938
     9,000   Datastream Systems,
               Inc. (b)..........       88,313       118,125
     1,690   Intel Corp..........       88,303       125,588
     7,750   Inter-Tel, Inc......       43,109       137,563
       960   International
               Business Machines
               Corp..............      111,935       116,520
     1,940   Texas Instruments,
               Inc...............      106,152       159,564
                                   -----------   -----------
                                       543,738       778,298
                                   -----------   -----------
             TELECOMMUNICATION EQUIPMENT -- 3.7%
     6,700   Korea Telecom Corp.,
               ADR (b)...........      184,652       247,900
     2,120   Lucent Technologies,
               Inc...............      118,980       137,535
     5,000   Polycom, Inc. (b)...      133,125       238,281
                                   -----------   -----------
                                       436,757       623,716
                                   -----------   -----------

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             TELECOMMUNICATION SERVICES --
               1.7%
     7,000   Deutsche
              Telecommunications,
               ADR...............  $   195,545   $   292,688
                                   -----------   -----------
             TELECOMMUNICATIONS -- 3.2%
     2,100   Embratel
               Participacoes,
               ADR...............       33,536        24,019
     2,040   MCI Worldcom, Inc.
               (b)...............      173,144       146,625
       210   Telecelular Sul
               Participa, ADR....        2,635         3,977
       700   Telecentro Oeste
               Celular, ADR......        1,564         2,319
       420   Telecentro Sul
               Participa, ADR....       18,915        23,310
       570   Telecom Italia,
               ADR...............       57,590        49,127
     3,100   Telefonos De Mexico,
               ADR...............       94,723       220,874
        42   Teleleste Celular
               Participa, ADR....          855         1,328
       105   Telemig Celular
               Participa, ADR....        2,146         3,098
       105   Telenordeste Celular
               Participa, ADR....        1,166         2,389
        42   Telenorte Celular
               Participa, ADR....          498         1,197
       840   Telesp Celular
               Participa, ADR....       20,000        21,945
     2,100   Telesp Participacoes
               SA, ADR...........       59,878        33,075
                                   -----------   -----------
                                       466,650       533,283
                                   -----------   -----------
             TELECOMMUNICATIONS-EQUIPMENT -- 1.3%
     7,900   Alcatel Alsthom Cge
               SA, ADR...........      178,287       219,225
                                   -----------   -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC APPRECIATION FUND*
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

SHARES OR
PRINCIPAL                                          MARKET
  AMOUNT                              COST          VALUE
---------                             ----         ------
             COMMON STOCKS (CONTINUED)
             TEXTILES & APPAREL -- 0.6%
    10,000   Reebok International
               Ltd. (c) (b)......  $   161,725   $   106,875
                                   -----------   -----------
             UTILITIES -- 2.2%
     4,700   Entergy Corp........      135,407       136,006
     1,550   GTE Corp............      108,302       119,156
     3,300   Unicom Corp.........       78,573       121,894
                                   -----------   -----------
                                       322,282       377,056
                                   -----------   -----------
             TOTAL COMMON
               STOCKS............   14,411,342    16,304,815
             SHORT TERM INVESTMENTS -- 2.9%
             CASH SWEEP ACCOUNT -- 2.9%
   494,010   Union Bank of
               California........      494,010       494,010
                                   -----------   -----------
             TOTAL SHORT TERM
               INVESTMENTS.......      494,010       494,010
                                   -----------   -----------
             SHORT TERM SECURITIES PURCHASED WITH CASH
               COLLATERAL -- 6.4%
             REPURCHASE AGREEMENT -- 6.4%
 1,069,268   Lehman Brothers
               Triparty
               Agreement, 5.83%,
               10/1/99 (See
               Significant
               Accounting
               Policies,
               Securities Lending
               in the Notes to
               Financial
               Statements for
               Collateral
               description.......    1,069,268     1,069,268
                                   -----------   -----------
             TOTAL SHORT TERM
               SECURITIES
               PURCHASED WITH
               CASH COLLATERAL...    1,069,268     1,069,268
                                   -----------   -----------
             TOTAL INVESTMENTS --
               106.4%............  $15,974,619    17,868,093
                                   ===========
             OTHER ASSETS AND
               LIABILITIES
               (NET) -- (6.4)%...                 (1,073,666)
                                                 -----------
             NET
               ASSETS -- 100.0%..                $16,794,427
                                                 ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation........  $ 2,949,942
Unrealized depreciation........   (1,056,468)
                                 -----------
Net Unrealized appreciation....  $ 1,893,474
                                 ===========

(b) Non-income producing security.

(c) All or a portion of this security has been loaned at September 30, 1999.

* See page 18 for Concentration by Country.

ADR -- American Depository Receipts.
PLC -- Public Limited Company.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP II FUND
Portfolio of Investments -- September 30, 1999 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS -- 106.8%
             AEROSPACE -- 2.3%
    41,700   Armor Holdings,
               Inc. Delaware
               (b)..............  $   461,202    $   453,488
                                  -----------    -----------
             AUTO-RELATED -- 4.1%
    27,500   Sonic Automotive,
               Inc. (b).........      410,088        357,500
    26,800   Wynn's
               International,
               Inc..............      485,557        427,125
                                  -----------    -----------
                                      895,645        784,625
                                  -----------    -----------
             BIOTECHNOLOGY -- 0.9%
    20,000   Embrex, Inc. (b)...      105,000        172,500
                                  -----------    -----------
             BUILDING MATERIALS -- 2.1%
    24,800   NCI Building
               Systems, Inc.
               (b)..............      619,100        410,750
                                  -----------    -----------
             BUSINESS SERVICES -- 1.8%
    20,000   Aaron Rents,
               Inc..............      239,950        345,000
                                  -----------    -----------
             COMMERCIAL SERVICES -- 4.9%
    15,000   Group Maintenance
               America Corp.
               (b)..............      218,918        187,500
    11,400   Regis Corp.(c).....      262,125        219,450
    20,300   Rent Way, Inc.
               (b)..............      528,838        385,699
    47,600   Towne Services,
               Inc. (b).........      396,566        151,725
                                  -----------    -----------
                                    1,406,447        944,374
                                  -----------    -----------
             COMPUTER SOFTWARE -- 4.7%
    80,150   Acclaim
               Entertainment,
               Inc. (b).........      372,210        608,638
    46,300   Mecon, Inc. (b)....      320,825        295,163
                                  -----------    -----------
                                      693,035        903,801
                                  -----------    -----------
             COMPUTERS -- 1.2%
     5,000   Zebra Technologies
               Corp. (b)........      153,689        227,344
                                  -----------    -----------

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             CONSTRUCTION -- 4.8%
    13,700   Benchmark
               Electronics, Inc.
               (b)..............  $   418,422    $   483,780
    17,700   Insituform
               Technologies,
               Class A (b)......      305,325        442,500
                                  -----------    -----------
                                      723,747        926,280
                                  -----------    -----------
             COSMETICS/PERSONAL CARE -- 1.3%
    11,200   Chattem, Inc.
               (b)..............      353,665        247,100
                                  -----------    -----------
             ELECTRICAL & ELECTRONICS -- 3.1%
    11,400   Electro Scientific
               Industries, Inc.
               (b)..............      442,035        607,406
                                  -----------    -----------
             ELECTRONIC COMPONENTS/INSTRUMENTS -- 11.8%
    10,900   Etec Systems, Inc.
               (b)..............      339,410        410,113
    20,000   Kulicke & Soffa
               Industries, Inc.
               (b)..............      376,437        486,249
    10,000   PCD, Inc. (b)......      179,375         78,750
    16,300   Photronics, Inc.
               (b) (c)..........      295,891        365,731
    12,500   Plexus Corp. (b)...      245,334        382,813
    21,100   Power-One, Inc. (b)
               (c)..............      129,925        538,049
                                  -----------    -----------
                                    1,566,372      2,261,705
                                  -----------    -----------
             ELECTRONICS -- 5.7%
    61,500   FEI Co. (b)........      664,933        465,094
    19,500   Pittway Corp.,
               Class A..........      469,858        614,249
                                  -----------    -----------
                                    1,134,791      1,079,343
                                  -----------    -----------
             ENERGY -- 1.7%
    10,300   Weatherford
               International,
               Inc. (b).........      292,054        329,600
                                  -----------    -----------
             ENTERTAINMENT -- 1.5%
     6,600   Speedway
               Motorsports, Inc.
               (b) (c)..........      153,087        285,863
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP II FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS (CONTINUED)
             ENVIRONMENTAL -- 2.0%
    31,300   Safety Kleen Corp.
               (b)..............  $   461,141    $   377,556
                                  -----------    -----------
             FOOD -- 2.1%
    18,900   Rare Hospitality
               International,
               Inc. (b).........      415,927        408,713
                                  -----------    -----------
             FOOD -- WHOLESALE -- 0.8%
    17,000   United Natural
               Foods, Inc. (b)
               (c)..............      368,357        149,281
                                  -----------    -----------
             HEALTH CARE -- 1.3%
    15,000   American Retirement
               Corp. (b)........      230,286        147,188
     5,400   United Payors &
               United Providers,
               Inc. (b).........      111,038         95,175
                                  -----------    -----------
                                      341,324        242,363
                                  -----------    -----------
             HOME FURNISHINGS -- 2.2%
    20,500   Ladd Furniture,
               Inc. (b).........      380,188        434,344
                                  -----------    -----------
             INVESTMENT COMPANY -- 2.3%
    20,000   Allied Capital
               Corp.............      426,125        448,750
                                  -----------    -----------
             MANUFACTURING -- 3.9%
    17,000   Asyst Technologies,
               Inc. (b).........      353,824        561,000
     6,900   Veeco Instruments,
               Inc. (b).........      232,425        193,200
                                  -----------    -----------
                                      586,249        754,200
                                  -----------    -----------
             MANUFACTURING -- CAPITAL GOODS -- 1.8%
    14,700   Astec Industries,
               Inc. (b).........      225,877        354,638
                                  -----------    -----------
             METALS -- DIVERSIFIED -- 1.3%
    10,100   Quanex Corp. ......      235,431        258,813
                                  -----------    -----------

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             NUTRITION & VITAMIN PRODUCTS -- 1.8%
    39,500   Twinlab Corp.
               (b)..............  $   525,356    $   350,563
                                  -----------    -----------
             OIL/GAS EQUIPMENT -- 2.5%
    29,100   National-Oilwell,
               Inc. (b).........      585,176        478,331
                                  -----------    -----------
             OIL/GAS EXPLORATION -- 4.1%
    25,000   Marine Drilling
               Cos., Inc. (b)...      484,491        395,313
    32,700   Varco
               International,
               Inc. (b).........      308,027        398,531
                                  -----------    -----------
                                      792,518        793,844
                                  -----------    -----------
             OIL/GAS SERVICES -- 5.6%
    12,000   Carbo Ceramics,
               Inc. ............      350,970        330,000
    11,700   Nabors Industries,
               Inc. (b) (c).....      283,881        292,500
    30,000   Patterson Energy,
               Inc. (b).........      248,869        455,624
                                  -----------    -----------
                                      883,720      1,078,124
                                  -----------    -----------
             PHARMACEUTICALS -- 2.1%
    14,375   Medicis
               Pharmaceutical
               Corp., Class A
               (b) (c)..........      409,555        409,688
                                  -----------    -----------
             PIPELINES -- 0.9%
    21,800   Global Industries
               Ltd. (b).........      242,153        177,125
                                  -----------    -----------
             REAL ESTATE -- 2.2%
    25,300   Intrawest Corp. ...      425,664        419,031
                                  -----------    -----------
             RESTAURANTS -- 2.4%
    12,700   Cec Entertainment
               (b)..............      322,241        455,613
                                  -----------    -----------
             RETAIL -- 4.1%
    32,100   O' Charley's, Inc.
               (b)..............      409,275        473,475
    10,000   Whole Foods Market,
               Inc. (b) (c).....      318,571        327,188
                                  -----------    -----------
                                      727,846        800,663
                                  -----------    -----------

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
ESC STRATEGIC SMALL CAP II FUND
Portfolio of Investments (continued) -- September 30, 1999 (Unaudited)

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             COMMON STOCKS (CONTINUED)
             RETAIL -- SPECIALTY LINE -- 1.3%
    21,000   Rexall Sundown,
               Inc. (b) (c).....  $   322,875    $   258,563
                                  -----------    -----------
             RIGHTS -- FOREIGN -- 1.1%
    11,500   Intercept Group,
               Inc. (b).........       77,680        212,750
                                  -----------    -----------
             STEEL/IRON -- 1.8%
    21,700   Northwest Pipe Co.
               (b)..............      387,888        339,063
                                  -----------    -----------
             TECHNOLOGY -- 1.3%
    19,700   Datastream Systems,
               Inc. (b).........      259,449        258,563
                                  -----------    -----------
             TELECOMMUNICATIONS -- 1.9%
    12,500   MasTec, Inc. (b)...      435,110        367,969
                                  -----------    -----------
             TEXTILES -- 1.9%
    15,800   Westpoint Stevens,
               Inc. ............      439,425        373,275
                                  -----------    -----------
             TEXTILES & APPAREL -- 0.8%
    20,000   Dixie Group,
               Inc. ............      164,306        155,000
                                  -----------    -----------
             WHOLESALE -- 1.4%
    10,000   ScanSource, Inc.
               (b)..............      182,500        278,750
                                  -----------    -----------
             TOTAL COMMON
               STOCKS...........   19,863,901     20,614,752
                                  -----------    -----------

                                                   MARKET
  SHARES                             COST           VALUE
  ------                             ----          ------
             SHORT-TERM SECURITIES PURCHASED
               WITH CASH COLLATERAL -- 13.7%
             REPURCHASE AGREEMENT -- 13.7%
$2,641,100   Lehman Brothers
               Triparty
               Agreement, 5.83%,
               10/1/99, (See
               Significant
               Accounting
               Policies,
               Securities
               Lending in the
               Notes to
               Financial
               Statements For
               collateral
               description).....  $ 2,641,100    $ 2,641,100
                                  -----------    -----------
             TOTAL SHORT-TERM
               SECURITIES
               PURCHASED WITH
               CASH
               COLLATERAL.......    2,641,100      2,641,100
                                  -----------    -----------
             TOTAL INVESTMENTS--
               120.5%...........  $22,505,001     23,255,852
                                  ===========    ===========
             OTHER ASSETS AND LIABILITIES
               (NET) -- (20.5)%..............     (3,948,734)
                                                 -----------
             NET ASSETS -- 100.0%............    $19,307,118
                                                 ===========

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation........  $ 3,140,830
Unrealized depreciation........   (2,389,979)
                                 -----------
Net unrealized appreciation....  $   750,851
                                 ===========

(b) Non-income producing security.

(c) All or a portion of this security has been loaned at September 30, 1999.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Concentration by Country

                                                              INTERNATIONAL EQUITY FUND   APPRECIATION FUND
COUNTRY                                                             MARKET VALUE            MARKET VALUE
-------                                                       -------------------------   -----------------
Argentina...................................................             4.5%                     --
Australia...................................................             1.1%                     --
Brazil......................................................             9.8%                    2.4%
Czech Republic..............................................             1.0%                     --
France......................................................             1.7%                    2.1%
Germany.....................................................             5.0%                     --
Greece......................................................             1.2%                     --
Hong Kong...................................................             2.8%                     --
Hungary.....................................................             2.2%                     --
Ireland.....................................................             1.7%                     --
Italy.......................................................             4.4%                     --
Japan.......................................................            19.6%                    0.5%
Mexico......................................................             5.5%                    1.3%
Netherlands.................................................             4.7%                     --
New Zealand.................................................             1.0%                     --
Poland......................................................             2.0%                     --
Singapore...................................................             1.6%                     --
South Africa................................................             2.2%                     --
South Korea.................................................             1.5%                     --
Spain.......................................................             1.3%                     --
Switzerland.................................................             3.6%                     --
Taiwan......................................................             2.0%                     --
United Kingdom..............................................             8.9%                     --
United States...............................................             0.7%                   93.7%
                                                                        ----                    ----
Total Investments...........................................             100%                    100%
                                                                        ====                    ====

# CREDIT RATINGS (unaudited)

  MOODY'S  STANDARD & POOR'S
  -------  -----------------
    Aaa           AAA          Instrument judged to be of the highest quality
                                 and carrying the smallest amount of investment
                                 risk.
    Aa             AA          Instrument judged to be of high quality by all
                                 standards.
     A             A           Instrument judged to be adequate by all
                                 standards.
    Baa           BBB          Instrument judged to be of moderate quality by
                                 all standards.
   Ba-B           BB-B         Instrument judged to have speculative elements,
                                 and generally lack desirable characteristics.
   Caa-C         CCC-C         Instrument judged to be predominately
                                 speculative with respect to pay interest and
                                 repay principal in accordance with terms of
                                 obligation.
    NR             NR          Not Rated. In the opinion of the Investment
                                 Adviser, instrument judged to be of comparable
                                 investment quality to rated securities which
                                 may be purchased by the Fund.

          For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          U.S. Government issues have an assumed rating of AAA/Aaa.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities
September 30, 1999
(unaudited)

                                                                  INTERNATIONAL
                                                       INCOME        EQUITY        SMALL CAP     APPRECIATION   SMALL CAP II
                                                        FUND          FUND            FUND           FUND           FUND
                                                     ----------   -------------   ------------   ------------   ------------
ASSETS
  Investments, at value (cost $7,429,112;
    $7,547,092; $84,348,597; $14,905,351; and
    $19,863,901 respectively)......................  $6,937,267    $8,406,229     $ 85,326,211   $16,798,825    $20,614,752
  Repurchase agreements, at cost...................          --            --        6,421,600     1,069,268      2,641,100
                                                     ----------    ----------     ------------   -----------    -----------
        Total Investments..........................   6,937,267     8,406,229       91,747,811    17,868,093     23,255,852
  Foreign Currency (cost $0; $13,795; $0; $0;
    $0)............................................          --        13,951               --            --             --
  Interest and dividends receivable................     180,600         7,394           24,467        29,755          1,158
  Receivable for securities sold...................          --       689,960               --            --             --
  Prepaid expenses.................................      13,019        22,103           14,899        13,459         11,621
                                                     ----------    ----------     ------------   -----------    -----------
        Total Assets...............................   7,130,886     9,139,637       91,787,177    17,911,307     23,268,631
                                                     ----------    ----------     ------------   -----------    -----------
LIABILITIES
  Payable to custodian.............................          --            --               --            --      1,162,119
  Payable for return of collateral received........          --            --       13,421,600     1,069,268      2,641,100
  Income distribution payable......................      48,783            --               --            --             --
  Payable for securities purchased.................          --       778,321               --            --             --
  Payable for fund shares repurchased..............          --            --          258,359           418        107,089
  Advisory fee payable.............................          --         3,722           68,937        12,534         13,156
  Administration fee payable.......................         117           135            1,280           273            320
  12b-1 Distribution fee payable...................       1,666         2,355           24,522         5,093          6,987
  Other accrued expenses...........................      27,516        24,975          109,615        29,294         30,742
                                                     ----------    ----------     ------------   -----------    -----------
        Total Liabilities..........................      78,082       809,508       13,884,313     1,116,880      3,961,513
                                                     ----------    ----------     ------------   -----------    -----------
        NET ASSETS.................................  $7,052,804    $8,330,129     $ 77,902,864   $16,794,427    $19,307,118
                                                     ==========    ==========     ============   ===========    ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Assets and Liabilities
September 30, 1999 -- (Continued)
(unaudited)

                                                                  INTERNATIONAL
                                                       INCOME        EQUITY        SMALL CAP     APPRECIATION   SMALL CAP II
                                                        FUND          FUND            FUND           FUND           FUND
                                                     ----------   -------------   ------------   ------------   ------------
Net Assets Consist of:
  Shares, at par ($0.001)..........................         778           740            4,496         1,458          1,906
  Additional paid-in capital.......................   7,657,679     5,603,511       73,350,931    11,645,602     25,262,012
  Distributions in excess of net investment
    income.........................................     (51,225)      (50,894)        (622,095)      (59,754)      (212,493)
  Accumulated net realized gain/(loss) on
    investments and foreign currency
    transactions...................................     (62,583)    1,916,980        4,191,918     3,313,647     (6,495,158)
  Net unrealized appreciation/(depreciation) on
    investments and foreign currency
    translations...................................    (491,845)      859,792          977,614     1,893,474        750,851
                                                     ----------    ----------     ------------   -----------    -----------
  NET ASSETS.......................................  $7,052,804    $8,330,129     $ 77,902,864   $16,794,427    $19,307,118
                                                     ==========    ==========     ============   ===========    ===========
  Class A..........................................  $6,558,386    $6,788,232     $ 61,122,475   $13,143,084    $13,468,215
  Class D..........................................  $  494,418    $1,541,897     $ 16,780,389   $ 3,651,343    $ 5,838,903
                                                     ----------    ----------     ------------   -----------    -----------
                                                     $7,052,804    $8,330,129     $ 77,902,864   $16,794,427    $19,307,118
                                                     ==========    ==========     ============   ===========    ===========
SHARES OF BENEFICIAL INTEREST
  Class A
    Shares of beneficial interest issued and
      outstanding..................................     723,744       599,553        3,511,544     1,134,349      1,325,016
                                                     ==========    ==========     ============   ===========    ===========
    Net Asset Value and redemption price per share
      outstanding..................................  $     9.06    $    11.32     $      17.41   $     11.59    $     10.16
                                                     ==========    ==========     ============   ===========    ===========
    Maximum Offering Price per share ($9.06/.955,
      $11.32/.955, $17.41/.955, $11.59/.955,
      $10.16/.955 respectively)....................  $     9.49    $    11.85     $      18.23   $     12.14    $     10.64
                                                     ==========    ==========     ============   ===========    ===========
  Class D
    Shares of beneficial interest issued and
      outstanding..................................      54,157       140,441          984,860       323,796        581,210
                                                     ==========    ==========     ============   ===========    ===========
    Net Asset Value and redemption price per share
      outstanding..................................  $     9.13    $    10.98     $      17.04   $     11.28    $     10.05
                                                     ==========    ==========     ============   ===========    ===========
    Maximum Offering Price per share ($9.13/.985,
      $10.98/.985, $17.04/.985, $11.28/.985,
      $10.05/.985 respectively)....................  $     9.27    $    11.15     $      17.30   $     11.45    $     10.20
                                                     ==========    ==========     ============   ===========    ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Operations
For the Six Months Ended September 30, 1999
(unaudited)

                                                           INTERNATIONAL
                                                INCOME        EQUITY       SMALL CAP    APPRECIATION   SMALL CAP II
                                                 FUND          FUND           FUND          FUND           FUND
                                               ---------   -------------   ----------   ------------   ------------
Investment Income
  Interest...................................  $ 366,705     $   3,728     $  104,424    $   12,715    $      4,044
  Dividend (net of withholding tax of $0;
    $7,777; $0; $50 and $0, respectively)....     10,124        89,113        149,478       140,245          35,068
  Income from Securities Lending
    Activities...............................         --            --         34,466         4,729           5,949
         Total Income........................    376,829        92,841        288,368       157,689          45,061
                                               ---------     ---------     ----------    ----------    ------------
Expenses Advisory............................     37,211        45,236        467,732       103,600         161,142
  Administration.............................      5,582         6,785         70,160        15,540          19,337
  12b-1 Distribution fees -- Class A.........      8,654         9,138         91,094        20,641          23,463
  12b-1 Distribution fees -- Class D.........      1,948         6,513         77,515        15,778          26,295
  Audit fees.................................      8,101         8,283          8,796         7,281           7,281
  Custodian..................................         48        14,571         12,045         1,213             723
  Fund accounting............................     15,327        15,752         16,793        18,553          16,721
  Amortization of organizational costs.......      1,047         1,069             --         2,073              --
  Registration and filing fees...............      7,496         7,451          8,817         8,189           8,587
  Transfer agent fees and expenses...........     10,806        11,520         88,220        18,159          42,483
  Directors fees.............................        318           611          6,586         1,398           1,830
  Miscellaneous..............................      3,844         4,557         62,705        12,807          14,290
                                               ---------     ---------     ----------    ----------    ------------
         Total expenses before waivers.......    100,382       131,486        910,463       225,232         322,152
  Less: expenses waived/ reimbursed..........    (37,216)      (13,879)            --        (7,789)        (64,598)
  Net expenses...............................     63,166       117,607        910,463       217,443         257,554
                                               ---------     ---------     ----------    ----------    ------------
Net investment income/ (loss)................    313,663       (24,766)      (622,095)      (59,754)       (212,493)
                                               ---------     ---------     ----------    ----------    ------------
Net realized gain/ (loss) on investments and
  foreign currency transactions..............    (62,583)    1,094,253      1,682,809     2,196,732      (3,235,334)
Net change unrealized appreciation/
  (depreciation) of investments and foreign
  currency transactions......................   (490,543)     (588,391)     4,467,160      (135,911)      5,176,146
                                               ---------     ---------     ----------    ----------    ------------
Net realized and unrealized gain/ (loss).....   (553,126)      505,862      6,149,969     2,060,821       1,940,812
Net increase/ (decrease) in net assets
  resulting from operations..................  $(239,463)    $ 481,096     $5,527,874    $2,001,067    $  1,728,319
                                               =========     =========     ==========    ==========    ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets

                                                   INCOME FUND                    INTERNATIONAL EQUITY FUND
                                       -----------------------------------   -----------------------------------
                                        SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                       SEPTEMBER 30, 1999   MARCH 31, 1999   SEPTEMBER 30, 1999   MARCH 31, 1999
                                       ------------------   --------------   ------------------   --------------
                                          (UNAUDITED)                           (UNAUDITED)

Operations:
  Net investment income/(loss).......     $    313,663       $    851,759       $   (24,766)       $    (66,534)
  Net realized gain/(loss) on
    investments and foreign currency
    transactions.....................          (62,583)            57,784         1,094,253           1,024,996
  Net change unrealized depreciation
    of investments and foreign
    currency translations............         (490,543)          (193,923)         (588,391)         (1,842,011)
                                          ------------       ------------       -----------        ------------
Net change in net assets resulting
  from operations....................         (239,463)           715,620           481,096            (883,549)
                                          ------------       ------------       -----------        ------------
Dividends and Distributions to
  Shareholders:
  From net investment income
    Class A..........................         (291,487)          (759,547)               --                  --
    Class D..........................          (20,518)           (32,600)               --                  --
                                          ------------       ------------       -----------        ------------
                                              (312,005)          (792,147)               --                  --
                                          ------------       ------------       -----------        ------------
  From net realized gains
    Class A..........................               --           (104,773)               --            (712,147)
    Class D..........................               --             (9,574)               --            (192,848)
                                          ------------       ------------       -----------        ------------
                                                    --           (114,347)               --            (904,995)
                                          ------------       ------------       -----------        ------------
  From tax return of capital
    Class A..........................               --            (76,574)               --                  --
    Class D..........................               --             (3,289)               --                  --
                                          ------------       ------------       -----------        ------------
                                                    --            (79,863)               --                  --
                                          ------------       ------------       -----------        ------------
  Change in net assets resulting from
    dividends and distributions to
    shareholders.....................         (312,005)          (986,357)               --            (904,995)
                                          ------------       ------------       -----------        ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A..........................          153,064            926,359           209,909           1,144,165
    Class D..........................            3,588            155,831            (6,839)            124,302
                                          ------------       ------------       -----------        ------------
                                               156,652          1,082,190           203,070           1,268,467
                                          ------------       ------------       -----------        ------------
  Net asset value of shares issued to
    shareholders in reinvestment of
    dividends and distributions:
    Class A..........................          260,711            894,208                --             582,876
    Class D..........................           20,420             40,551                --             192,848
                                          ------------       ------------       -----------        ------------
                                               281,131            934,759                --             775,724
                                          ------------       ------------       -----------        ------------
  Net asset value of shares redeemed:
    Class A..........................         (572,756)       (18,743,090)       (1,625,217)         (5,735,950)
    Class D..........................          (39,201)          (460,910)         (424,663)           (885,822)
                                          ------------       ------------       -----------        ------------
                                              (611,957)       (19,204,000)       (2,049,880)         (6,621,772)
                                          ------------       ------------       -----------        ------------
  Change in net assets from capital
    share transactions...............         (174,174)       (17,187,051)       (1,846,810)         (4,577,581)
                                          ------------       ------------       -----------        ------------
Total change in net assets...........         (725,642)       (17,457,788)       (1,365,714)         (6,366,125)
Net Assets:
  Beginning of period................        7,778,446         25,236,234         9,695,843          16,061,968
                                          ------------       ------------       -----------        ------------
  End of period......................     $  7,052,804       $  7,778,446       $ 8,330,129        $  9,695,843
                                          ============       ============       ===========        ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                              SMALL CAP FUND                        APPRECIATION FUND
                                   ------------------------------------    ------------------------------------
                                    SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                   SEPTEMBER 30, 1999    MARCH 31, 1999    SEPTEMBER 30, 1999    MARCH 31, 1999
                                   ------------------    --------------    ------------------    --------------
                                      (UNAUDITED)                             (UNAUDITED)
Operations:
  Net investment loss............     $   (622,095)       $   (817,900)       $    (59,754)       $   (172,352)
  Net realized gain on
    investments..................        1,682,809           2,508,888           2,196,732           1,116,912
  Net change unrealized
    appreciation/ (depreciation)
    of investments...............        4,467,160         (42,488,775)           (135,911)         (9,813,011)
                                      ------------        ------------        ------------        ------------
Net change in net assets
  resulting from operations......        5,527,874         (40,797,787)          2,001,067          (8,868,451)
                                      ------------        ------------        ------------        ------------
Dividends and Distributions to
  Shareholders:
  From net realized gains
    Class A......................              325          (2,603,327)                 --          (2,762,177)
    Class D......................               --            (765,335)                 --            (692,033)
                                      ------------        ------------        ------------        ------------
                                               325          (3,368,662)                 --          (3,454,210)
                                      ------------        ------------        ------------        ------------
Change in net assets resulting
  from dividends and
  distributions to
  shareholders...................              325          (3,368,662)                 --          (3,454,210)
                                      ------------        ------------        ------------        ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A......................        2,107,780           8,371,667             299,555           2,982,123
    Class D......................          982,474           1,473,645             114,220           1,227,616
                                      ------------        ------------        ------------        ------------
                                         3,090,254           9,845,312             413,775           4,209,739
                                      ------------        ------------        ------------        ------------
  Net asset value of shares
    issued to shareholders in
    reinvestment of dividends and
    distributions:
    Class A......................             (325)          2,359,265                  --           2,596,704
    Class D......................               --             764,367                  --             691,921
                                      ------------        ------------        ------------        ------------
                                              (325)          3,123,632                  --           3,288,625
                                      ------------        ------------        ------------        ------------
  Net asset value of shares
    redeemed:
    Class A......................      (19,885,160)        (28,936,985)         (7,715,313)        (10,175,152)
    Class D......................       (7,645,025)         (8,181,883)         (1,221,495)         (2,462,053)
                                      ------------        ------------        ------------        ------------
                                       (27,530,185)        (37,118,868)         (8,936,808)        (12,637,205)
                                      ------------        ------------        ------------        ------------
  Change in net assets from
    capital share transactions...      (24,440,256)        (24,149,924)         (8,523,033)         (5,138,841)
                                      ------------        ------------        ------------        ------------
         Total change in net
           assets................      (18,912,057)        (68,316,373)         (6,521,966)        (17,461,502)
Net Assets:
  Beginning of period............       96,814,921         165,131,294          23,316,393          40,777,895
                                      ------------        ------------        ------------        ------------
  End of period..................     $ 77,902,864        $ 96,814,921        $ 16,794,427        $ 23,316,393
                                      ============        ============        ============        ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Changes in Net Assets (continued)

                                                                       SMALL CAP II FUND
                                                              ------------------------------------
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                              SEPTEMBER 30, 1999    MARCH 31, 1999
                                                              ------------------    --------------
                                                                 (UNAUDITED)
Operations:
  Net investment loss.......................................     $  (212,493)        $   (309,625)
  Net realized loss on investments..........................      (3,235,334)          (2,810,903)
  Net change unrealized appreciation/ (depreciation) of
    investments.............................................       5,176,146           (8,261,391)
                                                                 -----------         ------------
Net change in net assets resulting from operations..........       1,728,319          (11,381,919)
                                                                 -----------         ------------
Capital Share Transactions:
  Proceeds from sales of shares:
    Class A.................................................       1,298,963           14,824,338
    Class D.................................................         734,309            4,282,060
                                                                 -----------         ------------
                                                                   2,033,272           19,106,398
                                                                 -----------         ------------
  Net asset value of shares redeemed:
    Class A.................................................      (9,177,910)          (6,663,800)
    Class D.................................................      (2,789,117)          (3,179,324)
                                                                 -----------         ------------
                                                                 (11,967,027)          (9,843,124)
                                                                 -----------         ------------

  Change in net assets from capital share transactions......      (9,933,755)           9,263,274
                                                                 -----------         ------------
         Total change in net assets.........................      (8,205,436)          (2,118,645)
Net Assets:
  Beginning of period.......................................      27,512,554           29,631,199
                                                                 -----------         ------------
  End of period.............................................     $19,307,118         $ 27,512,554
                                                                 ===========         ============

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Statements of Cash Flows
September 30, 1999
(unaudited)

                                                               SMALL CAP      SMALL CAP II
                                                              ------------    ------------
Cash Flows from Operating Activities:
  Total investment income...................................  $    288,368    $    45,061
  Net expenses..............................................      (910,463)      (257,554)
                                                              ------------    -----------
      Net investment income (loss)..........................      (622,095)      (212,493)
                                                              ------------    -----------
Adjustments to reconcile net investment income to cash flows from operating activities
  Changes in receivables
    Interest................................................        (9,017)        (6,878)
  Change in payables
    Expenses................................................       (13,521)         8,946
                                                              ------------    -----------
      Total adjustments.....................................       (22,538)         2,068
                                                              ------------    -----------
         Net cash provided (used) by operating activities...      (599,556)      (214,561)
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sales of investments........................    69,735,243     19,638,969
  Purchases of investments..................................   (44,619,889)   (10,684,700)
  Net purchases of short-term investments with cash received
    as collateral from securities lending...................      (953,791)     1,129,700
                                                              ------------    -----------
         Net cash provided (used) by investing activities...    24,161,563     10,083,969
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued...............................     3,103,254      2,033,272
  Cost of shares redeemed...................................   (27,619,051)   (11,935,099)
  Distributions paid to shareholders........................           325             --
  Dividends reinvested......................................          (325)            --
  Net collateral received from securities lending...........       953,791     (1,129,700)
                                                              ------------    -----------
         Net cash provided (used) by financing activities...   (23,562,006)   (11,031,527)
Net increase (decrease) in cash.............................             0     (1,162,119)
Cash at beginning of period.................................            --             --
                                                              ------------    -----------
Cash at end of period.......................................  $          0    $(1,162,119)
                                                              ============    ===========

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                   INCOME FUND
                                ----------------------------------------------------------------------------------
                                                                     CLASS A
                                ----------------------------------------------------------------------------------
                                                                                                     MAY 4, 1994
                                                                                                    (COMMENCEMENT
                                 SIX MONTHS                                                         OF OPERATIONS)
                                    ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED      THROUGH
                                SEPTEMBER 30,   MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,      MARCH 31,
                                    1999           1999         1998         1997         1996           1995
                                -------------   ----------   ----------   ----------   ----------   --------------
                                 (UNAUDITED)
Net asset value per share,
beginning of period...........     $ 9.77         $ 9.99      $  9.73      $  9.89      $  9.94        $ 10.00
                                   ------         ------      -------      -------      -------        -------
Income from Investment
  Operations
  Net investment income.......       0.41           0.51(a)      0.34         0.60         0.59           0.55
  Net realized and unrealized
    gains/ (losses) on
    investments...............      (0.71)          0.04         0.44        (0.16)        0.16          (0.05)
                                   ------         ------      -------      -------      -------        -------
Total from investment
  operations..................      (0.30)          0.55         0.78         0.44         0.75           0.50
                                   ------         ------      -------      -------      -------        -------
Less Dividends and
  Distributions:..............         --             --           --           --           --             --
  From net investment
    income....................      (0.41)         (0.57)       (0.52)       (0.60)       (0.59)         (0.01)
  From realized gains.........         --          (0.15)          --           --        (0.21)         (0.55)
  From tax return of
    capital...................         --          (0.05)          --           --           --             --
                                   ------         ------      -------      -------      -------        -------
Total Dividends and
  Distributions...............      (0.41)         (0.77)       (0.52)       (0.60)       (0.80)         (0.56)
                                   ------         ------      -------      -------      -------        -------
  Net asset value per share,
    end of period.............     $ 9.06         $ 9.77      $  9.99      $  9.73      $  9.89        $  9.94
                                   ======         ======      =======      =======      =======        =======
Total Return (excludes sales
  charge).....................      (3.21%)         5.64%        8.18%        3.91%        7.67%          5.30%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)................     $6,558         $7,230      $24,413      $32,506      $36,891        $32,373
  Ratios to Average Net Assets
    of:
    Net investment income.....       8.46%          5.09%        5.27%        5.49%        5.87%          6.29%**
    Expenses net of
      waivers/reimbursements
      and expenses paid by
      third parties...........       1.66%          1.91%        1.87%        1.65%        1.70%          1.85%**
    Expenses before
      waivers/reimbursements
      and expenses paid by
      third parties...........       2.66%          2.22%        1.87%        1.70%        1.75%          1.86%**
    Portfolio Turnover Rate...         13%            95%         130%         123%         138%            92%

(a) Calculated using the average share method.
 ** Annualized.

ESC STRATEGIC FUNDS, INC.
Financial Highlights

                                                                       INCOME FUND
                                      ------------------------------------------------------------------------------
                                                                         CLASS D
                                      ------------------------------------------------------------------------------
                                                                                                       MAY 4, 1994
                                                                                                      (COMMENCEMENT
                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR      OF OPERATIONS)
                                          ENDED         ENDED       ENDED       ENDED       ENDED        THROUGH
                                      SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
                                          1999          1999        1998        1997        1996           1995
                                      -------------   ---------   ---------   ---------   ---------   --------------
                                       (UNAUDITED)
Net asset value per share, beginning
of period...........................     $  9.84       $  9.99     $  9.73     $  9.89     $  9.94       $ 10.00
                                         -------       -------     -------     -------     -------       -------
Income from Investment Operations:
  Net investment income.............        0.38          0.50(a)     0.28        0.50        0.54          0.50
  Net realized and unrealized gains/
    (losses) on investments.........       (0.71)         0.01        0.45       (0.16)       0.16         (0.05)
                                         -------       -------     -------     -------     -------       -------
Total from investment operations....       (0.33)         0.51        0.73        0.34        0.70          0.45
                                         -------       -------     -------     -------     -------       -------
Less Dividends and Distributions:
  From net investment income........       (0.38)        (0.46)      (0.47)      (0.50)      (0.54)        (0.01)
  From realized gains...............          --         (0.15)         --          --       (0.21)        (0.50)
  From tax return of capital........          --         (0.05)         --          --          --            --
                                         -------       -------     -------     -------     -------       -------
Total Dividends and Distributions...       (0.38)        (0.66)      (0.47)      (0.50)      (0.75)        (0.51)
                                         -------       -------     -------     -------     -------       -------
  Net asset value per share, end of
    period..........................     $  9.13       $  9.84     $  9.99     $  9.73     $  9.89       $  9.94
                                         =======       =======     =======     =======     =======       =======
  Total Return (excludes sales
    charge).........................       (3.43%)        5.23%       7.64%       3.39%       7.11%         4.74%
  Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)......................     $   494       $   548     $   823     $ 1,420     $ 1,446       $ 1,241
  Ratios to Average Net Assets of:
    Net investment income...........        7.97%         5.03%       4.77%       4.99%       5.37%         5.73%**
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties.......................        2.16%         2.44%       2.37%       2.15%       2.20%         2.29%**
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties.......................        3.16%         2.96%       2.37%       2.21%       2.25%         2.31%**
    Portfolio Turnover Rate.........          13%           95%        130%        123%        138%           92%

(a) Calculated using the average share method.
 ** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                               INTERNATIONAL EQUITY FUND
                                     ------------------------------------------------------------------------------
                                                                        CLASS A
                                     ------------------------------------------------------------------------------
                                                                                                      MAY 12, 1994
                                                                                                     (COMMENCEMENT
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR      OF OPERATIONS)
                                         ENDED         ENDED       ENDED       ENDED       ENDED        THROUGH
                                     SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
                                         1999          1999        1998        1997        1996           1995
                                     -------------   ---------   ---------   ---------   ---------   --------------
                                      (UNAUDITED)
Net asset value per share,
beginning of period................     $10.75        $12.06      $ 11.66     $ 11.08     $  9.90        $10.00
                                        ------        ------      -------     -------     -------        ------
Income from Investment Operations
  Net investment loss..............      (0.03)        (0.06)          --       (0.04)      (0.04)        (0.05)
  Net realized and unrealized
    gains/(losses) on
    investments....................       0.60         (0.31)        2.37        0.97        1.46         (0.03)
                                        ------        ------      -------     -------     -------        ------
Total from investment operations...       0.57         (0.37)        2.37        0.93        1.42         (0.08)
                                        ------        ------      -------     -------     -------        ------
Less Dividends and Distributions:
  From realized gains..............         --         (0.94)       (1.97)      (0.35)      (0.24)        (0.02)(a)
                                        ------        ------      -------     -------     -------        ------
Total Dividends and
  Distributions....................         --         (0.94)       (1.97)      (0.35)      (0.24)        (0.02)
                                        ------        ------      -------     -------     -------        ------
  Net asset value per share, end of
    period.........................     $11.32        $10.75      $ 12.06     $ 11.66     $ 11.08        $ 9.90
                                        ======        ======      =======     =======     =======        ======
  Total Return (excludes sales
    charge)........................       5.20%        (2.22%)      22.24%       8.44%      14.41%        (0.84%)
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................     $6,788        $7,816      $13,286     $18,282     $14,597        $9,213
  Ratios to Average Net Assets of:
    Net investment loss............      (0.46%)       (0.44%)      (0.50%)     (0.40%)     (0.36%)       (0.65%)**
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties......................       2.50%         2.45%        2.48%       2.25%       2.37%         2.50%**
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties......................       2.81%         2.55%        2.48%       2.25%       2.43%         3.22%**
    Portfolio Turnover Rate........         37%          123%          79%         94%         92%           76%

(a) Represents distribution in excess of net investment income.
**  Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                               INTERNATIONAL EQUITY FUND
                                     ------------------------------------------------------------------------------
                                                                        CLASS D
                                     ------------------------------------------------------------------------------
                                                                                                      MAY 12, 1994
                                                                                                     (COMMENCEMENT
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR      OF OPERATIONS)
                                         ENDED         ENDED       ENDED       ENDED       ENDED        THROUGH
                                     SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,
                                         1999          1999        1998        1997        1996           1995
                                     -------------   ---------   ---------   ---------   ---------   --------------
                                      (UNAUDITED)
Net asset value per share,
beginning of period................     $10.45        $11.81      $ 11.47     $ 10.95     $  9.82        $10.00
                                        ------        ------      -------     -------     -------        ------
Income from Investment Operations
  Net investment loss..............      (0.06)        (0.16)       (0.13)      (0.10)      (0.09)        (0.07)
  Net realized and unrealized
    gains/(losses) on
    investments....................       0.59         (0.26)        2.44        0.97        1.46         (0.10)
                                        ------        ------      -------     -------     -------        ------
Total from investment operations...       0.53         (0.42)        2.31        0.87        1.37         (0.17)
                                        ------        ------      -------     -------     -------        ------
Less Dividends and Distributions:
  From realized gains..............         --         (0.94)       (1.97)      (0.35)      (0.24)        (0.01)(a)
                                        ------        ------      -------     -------     -------        ------
Total Dividends and
  Distributions....................         --         (0.94)       (1.97)      (0.35)      (0.24)        (0.01)
                                        ------        ------      -------     -------     -------        ------
  Net asset value per share, end of
    period.........................     $10.98        $10.45      $ 11.81     $ 11.47     $ 10.95        $ 9.82
                                        ======        ======      =======     =======     =======        ======
  Total Return (excludes sales
    charge)........................       4.97%        (2.73%)      22.09%       7.99%      14.01%        (1.72%)
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................     $1,542        $1,880      $ 2,776     $ 4,204     $ 3,725        $3,322
  Ratios to Average Net Assets of:
    Net investment loss............      (0.92%)       (0.94%)      (1.00%)     (0.90%)     (0.83%)       (1.51%)**
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties......................       3.00%         2.95%        2.98%       2.78%       2.87%         2.98%**
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties......................       3.31%         3.05%        2.98%       2.79%       2.96%         3.69%**
    Portfolio Turnover Rate........         37%          123%          79%         94%         92%           76%

(a) Represents distribution in excess of net investment income.
**  Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                SMALL CAP FUND
                                ------------------------------------------------------------------------------
                                                                   CLASS A
                                ------------------------------------------------------------------------------
                                                                                                 JUNE 8, 1994
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR      (COMMENCEMENT
                                    ENDED         ENDED       ENDED       ENDED       ENDED     OF OPERATIONS)
                                SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,      THROUGH
                                    1999          1999        1998        1997        1996      MARCH 31, 1995
                                -------------   ---------   ---------   ---------   ---------   --------------
                                 (UNAUDITED)
Net asset value per share,
beginning of period...........     $ 16.59       $ 22.81    $  17.55     $ 15.88     $ 11.25        $10.00
                                   -------       -------    --------     -------     -------        ------
Income from Investment
  Operations
  Net investment
    income/(loss).............       (0.13)        (0.12)       0.02       (0.05)      (0.08)        (0.03)
  Net realized and unrealized
    gains/(losses) on
    investments...............        0.95         (5.59)       6.97        2.46        5.19          1.52
                                   -------       -------    --------     -------     -------        ------
Total from investment
  operations..................        0.82         (5.71)       6.99        2.41        5.11          1.49
                                   -------       -------    --------     -------     -------        ------
Less Dividends and
  Distributions:
  From net investment
    income....................          --            --          --          --          --         (0.24)
  From realized gains.........          --(a)      (0.51)      (1.73)      (0.74)      (0.48)           --
                                   -------       -------    --------     -------     -------        ------
Total Dividends and
  Distributions...............          --         (0.51)      (1.73)      (0.74)      (0.48)        (0.24)
                                   -------       -------    --------     -------     -------        ------
  Net asset value per share,
    end of period.............     $ 17.41       $ 16.59    $  22.81     $ 17.55     $ 15.88        $11.25
                                   =======       =======    ========     =======     =======        ======
  Total Return (excludes sales
    charge)...................        4.94%       (24.97%)     40.64%      14.99%      45.88%        15.03%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)................     $61,122       $74,740    $126,857     $72,488     $28,840        $8,785
  Ratios to Average Net Assets
    of:
    Net investment loss.......       (1.22%)       (0.54%)     (0.18%)     (0.44%)     (0.80%)       (0.43%)**
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties.................        1.84%         1.79%       1.65%       1.66%       2.00%         2.00%**
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties.................        1.84%         1.79%       1.68%       1.74%       2.18%         3.28%**
    Portfolio Turnover Rate...          19%           57%         67%         65%        102%          151%

(a) Distribution per share was less than $.005.
** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                SMALL CAP FUND
                                ------------------------------------------------------------------------------
                                                                   CLASS D
                                ------------------------------------------------------------------------------
                                                                                                 JUNE 8, 1994
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR      (COMMENCEMENT
                                    ENDED         ENDED       ENDED       ENDED       ENDED     OF OPERATIONS)
                                SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,      THROUGH
                                    1999          1999        1998        1997        1996      MARCH 31, 1995
                                -------------   ---------   ---------   ---------   ---------   --------------
                                 (UNAUDITED)
Net asset value per share,
beginning of period...........     $ 16.26       $ 22.50     $ 17.35     $ 15.76     $11.22         $10.00
                                   -------       -------     -------     -------     ------         ------
Income from Investment
  Operations
  Net investment loss.........       (0.18)        (0.22)      (0.07)      (0.11)     (0.16)         (0.05)
  Net realized and unrealized
    gains/(losses) on
    investments...............        0.96         (5.51)       6.95        2.44       5.18           1.51
                                   -------       -------     -------     -------     ------         ------
Total from investment
  operations..................        0.78         (5.73)       6.88        2.33       5.02           1.46
                                   -------       -------     -------     -------     ------         ------
Less Dividends and
  Distributions:
  From net investment
    income....................          --            --          --          --         --          (0.24)
  From realized gains.........          --         (0.51)      (1.73)      (0.74)     (0.48)            --
                                   -------       -------     -------     -------     ------         ------
Total Dividends and
  Distributions...............          --         (0.51)      (1.73)      (0.74)     (0.48)         (0.24)
                                   -------       -------     -------     -------     ------         ------
  Net asset value per share,
    end of period.............     $ 17.04       $ 16.26     $ 22.50     $ 17.35     $15.76         $11.22
                                   =======       =======     =======     =======     ======         ======
  Total Return (excludes sales
    charge)...................        4.80%       (25.40%)     40.47%      14.59%     45.19%         14.72%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)................     $16,780       $22,075     $38,274     $22,392     $8,897         $3,367
  Ratios to Average Net Assets
    of:
    Net investment loss.......       (1.73%)       (1.04%)     (0.68%)     (0.96%)    (1.30%)        (0.93%)**
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties.................        2.34%         2.29%       2.15%       2.19%      2.50%          2.50%**
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties.................        2.34%         2.29%       2.18%       2.29%      2.74%          3.68%**
    Portfolio Turnover Rate...          19%           57%         67%         65%       102%           151%

** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                              APPRECIATION FUND
                                ------------------------------------------------------------------------------
                                                                   CLASS A
                                ------------------------------------------------------------------------------
                                                                                                 JUNE 6, 1994
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR      (COMMENCEMENT
                                    ENDED         ENDED       ENDED       ENDED       ENDED     OF OPERATIONS)
                                SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,      THROUGH
                                    1999          1999        1998        1997        1996      MARCH 31, 1995
                                -------------   ---------   ---------   ---------   ---------   --------------
                                 (UNAUDITED)
Net asset value per share,
beginning of period...........     $ 10.73       $ 15.80     $ 14.03     $ 13.02     $ 10.67       $ 10.00
                                   -------       -------     -------     -------     -------       -------
Income from Investment
  Operations
  Net investment
    income/(loss).............       (0.03)        (0.06)       0.02       (0.04)      (0.05)           --
  Net realized and unrealized
    gains/(losses) on
    investments...............        0.89         (3.50)       6.02        1.92        2.71          0.73
                                   -------       -------     -------     -------     -------       -------
Total from investment
  operations..................        0.86         (3.56)       6.04        1.88        2.66          0.73
                                   -------       -------     -------     -------     -------       -------
Less Dividends and
  Distributions:
  From realized gains.........          --         (1.51)      (4.27)      (0.87)      (0.31)        (0.06)
                                   -------       -------     -------     -------     -------       -------
Total Dividends and
  Distributions...............          --         (1.51)      (4.27)      (0.87)      (0.31)        (0.06)
                                   -------       -------     -------     -------     -------       -------
  Net asset value per share,
    end of period.............     $ 11.59       $ 10.73     $ 15.80     $ 14.03     $ 13.02       $ 10.67
                                   =======       =======     =======     =======     =======       =======
  Total Return (excludes sales
    charge)...................        8.01%       (22.43%)     46.73%      14.25%      25.07%         7.32%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)................     $13,143       $18,916     $33,394     $44,767     $25,561       $15,126
  Ratios to Average Net Assets
    of:
    Net investment loss.......       (0.47%)       (0.44%)     (0.40%)     (0.30%)     (0.39%)       (0.04%)**
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties.................        2.00%         1.95%       1.80%       1.82%       2.00%         2.00%**
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties.................        2.07%         1.97%       1.80%       1.84%       2.10%         2.88%**
    Portfolio Turnover Rate...          62%           96%         67%         71%         78%           58%

** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                              APPRECIATION FUND
                                ------------------------------------------------------------------------------
                                                                   CLASS D
                                ------------------------------------------------------------------------------
                                                                                                 JUNE 6, 1994
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR      (COMMENCEMENT
                                    ENDED         ENDED       ENDED       ENDED       ENDED     OF OPERATIONS)
                                SEPTEMBER 30,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,      THROUGH
                                    1999          1999        1998        1997        1996      MARCH 31, 1995
                                -------------   ---------   ---------   ---------   ---------   --------------
                                 (UNAUDITED)
Net asset value per share,
beginning of period...........     $10.47        $15.54      $13.85      $12.91      $10.63         $10.00
                                   ------        ------      ------      ------      ------         ------
Income from Investment
  Operations
  Net investment loss.........      (0.06)        (0.15)      (0.08)      (0.08)      (0.09)         (0.03)
                                   ------        ------      ------      ------      ------         ------
Total Dividends and
  Distributions...............         --         (1.51)      (4.27)      (0.87)      (0.31)          0.06
                                   ------        ------      ------      ------      ------         ------
  Net realized and unrealized
    gains/(losses) on
    investments...............       0.87         (3.41)       6.04        1.89        2.68           0.72
                                   ------        ------      ------      ------      ------         ------
Total from investment
  operations..................       0.81         (3.56)       5.96        1.81        2.59           0.69
                                   ------        ------      ------      ------      ------         ------
Less Dividends and
  Distributions:
  From realized gains.........         --         (1.51)      (4.27)      (0.87)      (0.31)         (0.06)
                                   ------        ------      ------      ------      ------         ------
Total Dividends and
  Distributions...............         --         (1.51)      (4.27)      (0.87)      (0.31)         (0.06)
                                   ------        ------      ------      ------      ------         ------
  Net asset value per share,
    end of period.............     $11.28        $10.47      $15.54      $13.85      $12.91         $10.63
                                   ======        ======      ======      ======      ======         ======
  Total Return (excludes sales
    charge)...................       7.74%       (22.82%)     46.76%      13.81%      24.50%          6.92%
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)................     $3,651        $4,400      $7,384      $4,054      $2,482         $1,693
  Ratios to Average Net Assets
    of:
    Net investment loss.......      (0.99%)       (0.94%)     (0.90%)     (0.78%)     (0.86%)        (0.56%)**
    Expenses net of waivers/
      reimbursements and
      expenses paid by third
      parties.................       2.50%         2.45%       2.30%       2.34%       2.50%          2.50%**
    Expenses before waivers/
      reimbursements and
      expenses paid by third
      parties.................       2.57%         2.47%       2.30%       2.36%       2.64%          3.40%**
    Portfolio Turnover Rate...         62%           96%         67%         71%         78%            58%

** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                  SMALL CAP II FUND
                                      --------------------------------------------------------------------------
                                                                       CLASS A
                                      --------------------------------------------------------------------------
                                                                                                JANUARY 28, 1997
                                                                                                 (COMMENCEMENT
                                                                                                 OF OPERATIONS)
                                       SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED          THROUGH
                                      SEPTEMBER 30, 1999    MARCH 31, 1999    MARCH 31, 1998     MARCH 31, 1997
                                      ------------------    --------------    --------------    ----------------
                                         (UNAUDITED)
Net asset value per share, beginning
of period...........................       $  9.61             $ 13.68           $  9.64             $10.00
                                           -------             -------           -------             ------
Income from Investment Operations
  Net investment income/(loss)......         (0.11)              (0.09)             0.01                 --
  Net realized and unrealized
    gains/(losses) on investments...          0.66               (3.98)             4.65              (0.36)
                                           -------             -------           -------             ------
Total from investment operations....          0.55               (4.07)             4.66              (0.36)
                                           -------             -------           -------             ------
Less Dividends and Distributions:
  From net investment income........            --                  --             (0.36)                --
  From realized gains...............            --                  --             (0.26)                --
                                           -------             -------           -------             ------
Total Dividends and Distributions...            --                  --             (0.62)                --
                                           -------             -------           -------             ------
  Net asset value per share, end of
    period..........................       $ 10.16             $  9.61           $ 13.68             $ 9.64
                                           =======             =======           =======             ======
  Total Return (excludes sales
    charge).........................          5.72%             (29.75%)           48.92%             (3.60%)
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands)......................       $13,468             $20,077           $19,942             $2,852
  Ratios to Average Net Assets of:
    Net investment income/(loss)....         (1.51%)             (0.87%)           (0.36%)             0.25%**
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties.......................          1.86%               2.00%             1.62%              2.00%**
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties.......................          2.36%               2.27%             2.45%              5.51%**
    Portfolio Turnover Rate.........            23%                 58%               86%                14%

** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Financial Highlights (continued)

                                                                 SMALL CAP II FUND
                                     --------------------------------------------------------------------------
                                                                      CLASS D
                                     --------------------------------------------------------------------------
                                                                                               JANUARY 28, 1997
                                                                                                (COMMENCEMENT
                                                                                                OF OPERATIONS)
                                      SIX MONTHS ENDED       YEAR ENDED        YEAR ENDED          THROUGH
                                     SEPTEMBER 30, 1999    MARCH 31, 1999    MARCH 31, 1998     MARCH 31, 1997
                                     ------------------    --------------    --------------    ----------------
                                        (UNAUDITED)
Net asset value per share,
beginning of period................        $ 9.52              $13.61            $ 9.63             $10.00
                                           ------              ------            ------             ------
Income from Investment Operations
  Net investment loss..............         (0.12)              (0.16)            (0.03)                --
  Net realized and unrealized
    gains/(losses) on
    investments....................          0.65               (3.93)             4.63              (0.37)
                                           ------              ------            ------             ------
Total from investment operations...          0.53               (4.09)             4.60              (0.37)
                                           ------              ------            ------             ------
Less Dividends and Distributions:
  From net investment income.......            --                  --             (0.36)                --
  From realized gains..............            --                  --             (0.26)                --
                                           ------              ------            ------             ------
Total Dividends and
  Distributions....................            --                  --             (0.62)                --
                                           ------              ------            ------             ------
  Net asset value per share, end of
    period.........................        $10.05              $ 9.52            $13.61             $ 9.63
                                           ======              ======            ======             ======
Total Return (excludes sales
  charge)..........................          5.57%             (30.05%)           48.33%             (3.70%)
Ratios/Supplemental Data:
  Net Assets End of Period (in
    thousands).....................        $5,839              $7,435            $9,689             $1,304
  Ratios to Average Net Assets of:
    Net investment loss............         (2.01%)             (1.37%)           (0.86%)            (0.23%)**
    Expenses net of
      waivers/reimbursements and
      expenses paid by third
      parties......................          2.36%               2.50%             2.12%              2.50%**
    Expenses before
      waivers/reimbursements and
      expenses paid by third
      parties......................          2.87%               2.77%             2.95%              6.91%**
    Portfolio Turnover Rate........            23%                 58%               86%                14%

** Annualized.

See accompanying notes to financial statements.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

     1. DESCRIPTION. ESC Strategic Funds, Inc. (the "Company") was incorporated in Maryland on November 24, 1993. The Company currently comprises five portfolios: ESC Strategic Income Fund, ESC Strategic International Equity Fund, (formerly ESC Strategic Global Equity Fund), ESC Strategic Small Cap Fund, ESC Strategic Appreciation Fund, and ESC Strategic Small Cap II Fund, (formerly ESC Strategic Growth Fund),(individually a "Fund"; collectively the "Funds"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund, with the exception of ESC Strategic Small Cap Fund, operates as a diversified fund. ESC Strategic Small Cap Fund, operates as a non-diversified fund. The Company's Articles of Incorporation authorize the issuance of two classes of common stock designated as Class A and Class D for each Fund. Class A shares are offered with a maximum front-end sales charge of 4.50% which may be reduced or waived in certain cases. Class A shares are also subject to a Service and Distribution Fee calculated at an annual rate of up to 0.25% of the average daily net asset value of Class A shares. Class D shares are offered with a front-end sales charge of 1.50% and are subject to a Service and Distribution Fee at an annual rate of up to 0.75% based on the average daily net asset value of Class D shares. The Company's Board of Directors may, in the future, authorize the issuance of additional classes of capital stock for the Funds.

     The Funds' investment objectives are as follows:

          ESC Strategic Income Fund - To seek a high level of current income, with a secondary objective of total return. The Fund seeks to achieve its investment objective by investing primarily in debt instruments of U.S. and foreign issuers that are rated below investment grade. (Prior to September 30, 1998, this Fund primarily invested in a diversified portfolio of corporate, government and other debt instruments of U.S. issuers.)

          ESC Strategic International Equity Fund - To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock of non-U.S. issuers. (Prior to July 17, 1998, this Fund's investments were diversified across both domestic and international markets.)

          ESC Strategic Small Cap Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers.

          ESC Strategic Appreciation Fund -- To seek long-term capital appreciation. The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of U.S. based companies publicly traded common stocks and securities convertible into or exchangeable for common stock.

          ESC Strategic Small Cap II Fund -- To seek a high level of capital appreciation. The Fund pursues its objective by investing primarily in equity securities of domestic and foreign issuers believed to offer superior opportunities for growth.

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts and disclosures. Actual results could differ from those estimates.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

          A. PORTFOLIO VALUATION. Investments in securities are valued at the last sales price on the securities exchange or the NASDAQ National Market System on which such securities are primarily traded or, if there are no trades, at the current bid price, as of 4:00 p.m. eastern time. Over-the-counter securities, or securities for which there were no transactions, are valued at the closing bid price. Bid price is used when no asked price is available. Bonds and other fixed income securities are valued by using market quotations, and may be valued on the basis of prices provided by a pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

          B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily as earned.

          C. DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

          D. REPURCHASE AGREEMENTS. The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the repurchase price upon the sale of collateral securities.

          E. FEDERAL INCOME TAXES. It is the policy of each of the Funds to continue to qualify as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable and tax-exempt income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax. Accordingly, no provision for taxes is recorded.

          F. ORGANIZATIONAL EXPENSES. Costs incurred in connection with the organization and initial registration of the Funds, with the exception of the Small Cap II Fund, have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

     shares of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

          G. DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Company are allocated proportionately among the Funds in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

          H. FOREIGN EXCHANGE TRANSACTIONS. The books and records of the Funds are maintained in U.S. dollars; non-U.S. dollar denominated amounts are translated into U.S. dollars as follows with the resultant exchange gains and losses recorded in the Statement of Operations:

             (i) market value of investment securities and other assets and liabilities: at the exchange rate on the valuation date,

             (ii) purchases and sales of investment securities, income and expenses, at the exchange rate prevailing on the respective date of such transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities at period end. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations. Such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, other than investments in securities at period end, resulting from changes in the foreign exchange rate.

          I. FORWARD FOREIGN EXCHANGE CONTRACTS. A forward foreign exchange contract is a commitment to buy or sell a foreign currency at a future date at a negotiated exchange rate. The Funds bear the market risk which arises from possible changes in foreign exchange values. Risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains on foreign exchange transactions.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

          J. OFF-BALANCE SHEET RISK. The Funds may invest in various financial instruments with off-balance sheet risk. These financial instruments include taking positions in foreign currency contracts. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of the day's trading. When the forward contract is closed, the Fund records a realized gain or loss between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds enter into such contracts for the purpose of hedging exposure to change in foreign currency exchange rates on their portfolio holdings. A lack of correlation between the price of the security and the underlying contract could result in a loss to the Funds. At September 30, 1999, the International Equity Fund had the following open forward foreign currency contract:

     INTERNATIONAL EQUITY FUND

          LONG CONTRACT:

                                                    SETTLEMENT               MARKET     UNREALIZED
                     AMOUNT/CURRENCY                   DATE        COST       VALUE        GAIN
                     ---------------                ----------    -------    -------    ----------
        9,396,725/Japanese Yen....................   10/1/99      $88,025    $88,259       $234

          K. CREDIT AND MARKET RISK. Funds that invest in high yield instruments are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

          L. SECURITIES LENDING. To increase current income, each Fund may lend its portfolio securities worth up to one-third of that Fund's total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days, therefore not considered to be illiquid investments; and (3) the Funds will receive any interest or dividends paid on the loaned securities while simultaneously seeking to earn interest on the investment of collateral.

          The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve risk that the borrower may fail to return the securities or may fail to provide additional collateral. According to GAAP, a statement of cash flows is presented if the Fund lent out and received cash as collateral, on average, more than 10% of net assets during the year.

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

          As of September 30, 1999, the following Funds had securities with the following market values on loan:

                                                MARKET VALUE         MARKET VALUE
                                                OF COLLATERAL    OF LOANED SECURITIES
                                                -------------    --------------------
Small Cap.....................................   $13,421,600         $12,553,770
Appreciation..................................   $ 1,069,268         $ 1,027,733
Small Cap II..................................   $ 2,641,100         $ 2,339,440

     The loaned securities were fully collateralized by cash which was invested in short term corporate bonds and repurchase agreements at September 30, 1999.

     As disclosed in the schedules of portfolio investments the Small Cap , Appreciation and Small Cap II Funds collectively invested cash collateral in a Lehman Brothers Repurchase Agreement with an interest rate of 5.83% and a maturity of 10/1/1999 which was collateral by $10,630,000 Collateralized Mortgage Obligation, Series 99-BC2, due 6/25/29 with a market value of $10,638,879.

     3. RELATED PARTY TRANSACTIONS. The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with SunTrust Equitable Securities Corporation ("STES" or the "Adviser"). The Investment Advisory Agreement provides for the Adviser to be paid a fee calculated and accrued daily and paid monthly at the annual rate of 1.25% of average daily net assets for ESC Strategic Small Cap II Fund and 1.00% of such net assets for each of the other Funds. The Adviser provides portfolio management supervision and certain administrative, clerical and bookkeeping services for the Company. The Adviser has entered into agreements with various portfolio managers (the "Managers") to provide portfolio management services for the Funds. Equitable Asset Management, a wholly-owned subsidiary of the Adviser, provides portfolio management services for Small Cap and Small Cap II Funds and approximately one-third of the assets of the Appreciation Fund. The Adviser has retained various other Managers to advise the International Equity Fund, Income Fund and the remaining assets of the Appreciation Fund. The Adviser pays any fees payable under these agreements with the Managers. For the six months ended September 30, 1999, the Adviser voluntarily waived fees of $37,216, $13,879, $7,789, and $64,598 for the Income Fund, International Equity Fund, Appreciation Fund and Small Cap II Fund, respectively. The Adviser did not waive any fee for the Small Cap Fund.

     BISYS Fund Services Limited Partnership d/b/a/ BISYS Fund Services ("BISYS") and BISYS Fund Services, Inc ("BFSI") are each a wholly-owned subsidiary of the BISYS Group, Inc. BISYS serves as Administrator subject to the supervision of the Company's Board of Directors and officers pursuant to the administration agreement (the "Administration Agreement"). The services under the Administration Agreement include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Funds' arrangement with their custodian and assistance in the preparation of the Company's Registration Statement under federal and state laws. Pursuant to the Administration Agreement, BISYS is entitled to a fee calculated and accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets of each Fund.

     BFSI serves as transfer agent and fund accountant for the Company. Pursuant to a Transfer Agent Agreement between the Company and BFSI, BFSI provides the Company with transfer and dividend disbursing agent services, for which it receives a fee of $15.00 per account per year subject to a required minimum fee of $15,000 for each Fund, plus

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

out-of-pocket expenses. Pursuant to the Fund Accounting Agreement between the Company and BFSI, BFSI assists the Company in calculating net asset values and provides certain other accounting services for each Fund for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

     STES has voluntarily agreed to reimburse the Funds to the extent that their ratios of expenses to average net assets exceed certain percentages as follows:
Income -- 2.00% (Class A), 2.50% (Class D); International Equity -- 2.50% (Class
A), 3.00% (Class D); Small Cap -- 2.00% (Class A), 2.50% (Class D);
Appreciation -- 2.00% (Class A), 2.50% (Class D), and Small Cap II -- 2.00% (Class A), 2.50% (Class D).

     BISYS acts as Distributor for the Funds pursuant to a Distribution Contract. Each Fund has adopted a service and distribution plan ("Plan") with respect to each class of its shares. The Plans provide that Class A shares will pay the Distributor a fee up to an annual rate of 0.25% of the value of average daily net assets of Class A shares in return for financing certain distribution and shareholder service activities related to Class A shares. The Plans provide that Class D shares will pay the Distributor amounts up to an annual rate of 0.75% of the average daily net assets of Class D shares to finance certain distribution and shareholder services activities related to Class D shares.

     4.  SECURITIES TRANSACTIONS.

          A. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 1999 were as follows:

                                             PURCHASES        SALES
                                            -----------    -----------
Income....................................  $ 1,081,680    $   877,108
International Equity......................  $ 3,345,428    $ 4,980,016
Small Cap.................................  $16,988,566    $40,820,200
Appreciation..............................  $12,247,385    $21,073,506
Small Cap II..............................  $ 5,819,284    $14,057,679

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

     5. CAPITAL SHARE TRANSACTIONS. The Company is authorized to issue 650 million shares of capital stock with a par value $0.001 each. Transactions in each class of shares of the Funds for the six months ended September 30, 1999, were as follows:

                                                                SIX MONTHS ENDED SEPTEMBER 30, 1999
                                                             -----------------------------------------
                                                                           INTERNATIONAL
                                                               INCOME         EQUITY        SMALL CAP
                                                             -----------   -------------   -----------
                                                             (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
CLASS A
Beginning Balance..........................................     740,072        727,019      4,504,805
                                                             ----------      ---------     ----------
Shares Sold................................................      16,526         17,989        118,276
Shares issued in reinvestment of net dividends and
  distributions............................................      27,337             --            (20)
Shares redeemed............................................     (60,191)      (145,455)    (1,111,517)
                                                             ----------      ---------     ----------
Net change in shares.......................................     (16,328)      (127,466)      (993,261)
                                                             ----------      ---------     ----------
Ending Balance.............................................     723,744        599,553      3,511,544
                                                             ==========      =========     ==========
CLASS D
Beginning Balance..........................................      55,694        179,858      1,357,437
                                                             ----------      ---------     ----------
Shares Sold................................................         363           (480)        54,922
Shares issued in reinvestment of net dividends and
  distributions............................................       2,126             --             --
Shares redeemed............................................      (4,026)       (38,937)      (427,499)
                                                             ----------      ---------     ----------
Net change in shares.......................................      (1,537)       (39,417)      (372,577)
                                                             ----------      ---------     ----------
Ending Balance.............................................      54,157        140,441        984,860
                                                             ==========      =========     ==========

                                                                   SIX MONTHS ENDED
                                                                  SEPTEMBER 30, 1999
                                                              ---------------------------
                                                              APPRECIATION   SMALL CAP II
                                                              ------------   ------------
                                                              (UNAUDITED)    (UNAUDITED)
CLASS A
Beginning Balance...........................................   1,762,710      2,090,287
                                                               ---------      ---------
Shares Sold.................................................      25,100        123,185
Shares issued in reinvestment of net dividends and
  distributions.............................................          --             --
Shares redeemed.............................................    (653,461)      (888,456)
                                                               ---------      ---------
Net change in shares........................................    (628,361)      (765,271)
                                                               ---------      ---------
Ending Balance..............................................   1,134,349      1,325,016
                                                               =========      =========
CLASS D
Beginning Balance...........................................     420,184        781,351
                                                               ---------      ---------
Shares Sold.................................................      10,621         70,575
Shares issued in reinvestment of net dividends and
  distributions.............................................          --             --
Shares redeemed.............................................    (107,009)      (270,716)
                                                               ---------      ---------
Net change in shares........................................     (96,388)      (200,141)
                                                               ---------      ---------
Ending Balance..............................................     323,796        581,210
                                                               =========      =========

ESC STRATEGIC FUNDS, INC.
Notes to Financial Statements -- September 30, 1999
(unaudited)

     6. MULTIPLE MANAGER STRATEGY. The Adviser uses the Multiple Manager Strategy for certain of the Funds from time to time. Under this strategy, the Adviser allocates portions of a Fund's assets among multiple specialist Managers with dissimilar investment styles and security selection disciplines. The Adviser monitors the performance of both the total Fund portfolio and of each Manager. The Adviser will reallocate Fund assets among individual Manager's or recommend to the Company that it employ or terminate particular Manager's to the extent the Adviser deems appropriate to achieve the overall objectives of the particular Fund.
     Effective May 24, 1999, Westcap Investors, LLC replaced Globe Flex Capital, L.P. as a Manager of the ESC Stratagie Appreciation Fund.
          The Managers are as follows:

        ESC Strategic Income Fund-Cincinnati Asset Management, Inc.

        ESC Strategic International Equity Fund-Murray Johnstone International
           Limited.

        ESC Strategic Small Cap Fund-Equitable Asset Management, Inc.

        ESC Strategic Appreciation Fund-Westcap Investors, LLC; Brandes
           Investment Partners, L.P., and Atlantic Capital Management, LLC.

        ESC Strategic Small Cap II Fund-Equitable Asset Management, Inc.

        Equitable Asset Management, Inc. is an affiliate of the Adviser.

[ESC Strategic Funds Graphic]
                           ESC STRATEGIC FUNDS, INC.
                               3435 STELZER ROAD
                           COLUMBUS, OHIO 43219-8006
                        GENERAL AND ACCOUNT INFORMATION:
                              (800) 261-FUND(3863)

INVESTMENT ADVISER
---------------------

SunTrust Equitable Securities
800 Nashville City Center
Nashville, Tennessee 37219-1743

ADMINISTRATOR AND DISTRIBUTOR
---------------------------------

BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

COUNSEL
--------

Dechert Price & Rhoads
Ten Post Office Square -- South
Boston, MA 02109-4603

INDEPENDENT ACCOUNTANTS
---------------------------

PricewaterhouseCoopers LLP
100 East Broad Street
Suite 2100
Columbus, Ohio 43215

ESC Strategic INCOME Fund
ESC Strategic INTERNATIONAL EQUITY Fund
ESC Strategic SMALL CAP Fund
ESC Strategic APPRECIATION Fund
ESC Strategic SMALL CAP II Fund

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1999

11/99